Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Communication Services: 2.2%
26,179	(1)	AMC Entertainment Holdings, Inc.	$ 82,726	0.0
5,445	(2)	Anterix, Inc.	248,673	0.1
5,701		ATN International, Inc.	334,706	0.1
7,908	(1),(2)	Bandwidth, Inc.	532,129	0.1
22,441	(1),(2)	Boingo Wireless, Inc.	238,099	0.0
5,708	(1),(2)	Boston Omaha Corp.	103,372	0.0
7,256	(1),(2)	Cardlytics, Inc.	253,670	0.1
37,319	(1),(2)	Cargurus, Inc.	706,822	0.1
32,321	(1),(2)	Cars.com, Inc.	138,980	0.0
46,247	(2)	Central European Media Enterprises Ltd.	144,753	0.0
24,604	(2)	Cincinnati Bell, Inc.	360,203	0.1
–	(2)	Clear Channel Outdoor Holdings, Inc.	–	–
28,225	(2)	Clear Channel Outdoor Holdings, Inc.	18,064	0.0
20,716		Cogent Communications Holdings, Inc.	1,698,091	0.2
23,605	(2)	comScore, Inc.	66,566	0.0
34,938	(1)	Consolidated Communications Holdings, Inc.	158,968	0.0
7,202	(2)	Cumulus Media, Inc. Class-A	39,035	0.0
604	(1),(2)	Daily Journal Corp.	137,893	0.0
25,681	(2)	DHI Group, Inc.	55,471	0.0
13,802		Emerald Holding, Inc.	35,747	0.0
59,912	(1)	Entercom Communications Corp.	102,450	0.0
30,952		Entravision Communications Corp.	62,833	0.0
36,079	(1),(2)	Eros International PLC	59,530	0.0
19,242	(2)	Eventbrite, Inc.	140,467	0.0
4,565	(1),(2)	EverQuote, Inc.	119,831	0.0
26,947	(1)	EW Scripps Co.	203,180	0.0
22,955	(2)	Fluent, Inc.	26,857	0.0
54,026	(1),(2)	Frontier Communications Corp.	20,530	0.0
6,561	(2)	Gaia, Inc.	58,262	0.0
57,080		Gannett Co., Inc.	84,478	0.0
59,069	(2)	Glu Mobile, Inc.	371,544	0.1
28,235	(1),(2)	Gogo, Inc.	59,858	0.0
45,549	(2)	Gray Television, Inc.	489,196	0.1
6,172	(2)	Hemisphere Media Group, Inc.	52,709	0.0
8,723	(2)	IDT Corp.	47,279	0.0
26,751	(2)	Imax Corp.	242,097	0.0
33,134	(1),(2)	Intelsat SA	50,695	0.0
49,155	(2)	Iridium Communications, Inc.	1,097,631	0.2
29,877	(2)	Lee Enterprises, Inc.	29,369	0.0
53,211	(1),(2)	Liberty Latin America Ltd.	545,945	0.1
25,311	(2)	Liberty Latin America Ltd. - Class A	266,272	0.1
22,955	(2)	Liberty Media Corp. - Braves C	437,522	0.1
35,486	(2)	Liberty TripAdvisor Holdings, Inc.	63,875	0.0
19,345	(2)	LiveXLive Media, Inc.	30,565	0.0
7,149	(2)	Loral Space & Communications, Inc.	116,171	0.0
21,270	(2)	Marchex, Inc.	30,842	0.0
10,943		Marcus Corp.	134,818	0.0
33,654	(1),(2)	MDC Partners, Inc.	48,798	0.0
34,724	(1),(2)	Meet Group, Inc./The	203,830	0.0
20,153		Meredith Corp.	246,270	0.0
21,297	(1),(2)	MSG Networks, Inc.	217,229	0.0
30,797		National CineMedia, Inc.	100,398	0.0
10,414	(2)	Ooma, Inc.	124,239	0.0
39,535	(2)	Orbcomm, Inc.	96,465	0.0
23,933	(2)	QuinStreet, Inc.	192,661	0.0
7,120	(2)	Reading International, Inc.	27,697	0.0
14,566		Scholastic Corp.	371,287	0.1
23,369		Shenandoah Telecommunications Co.	1,150,923	0.2
9,120		Spok Holdings, Inc.	97,493	0.0
12,025	(2)	TechTarget, Inc.	247,835	0.0
107,639		TEGNA, Inc.	1,168,960	0.2
9,737		Tribune Publishing Co.	78,967	0.0
49,451	(1),(2)	TrueCar, Inc.	119,671	0.0
111,276	(2)	Vonage Holdings Corp.	804,525	0.1
13,524	(2)	WideOpenWest, Inc.	64,374	0.0
34,572	(2)	Yelp, Inc.	623,333	0.1
			16,283,729	2.2

		Consumer Discretionary: 8.4%
12,618	(2)	1-800-Flowers.com, Inc.	166,936	0.0
33,488		Aarons, Inc.	762,857	0.1
31,869	(1)	Abercrombie & Fitch Co. - Class A	289,689	0.0
18,022		Acushnet Holdings Corp.	463,526	0.1
43,638	(2)	Adient plc	395,797	0.1
26,621	(2)	Adtalem Global Education, Inc.	713,177	0.1
57,254	(2)	American Axle & Manufacturing Holdings, Inc.	206,687	0.0
78,220		American Eagle Outfitters, Inc.	621,849	0.1
28,230	(2)	American Outdoor Brands Corp.	234,309	0.0
7,578	(2)	American Public Education, Inc.	181,342	0.0
3,106	(2)	America's Car-Mart, Inc.	175,023	0.0
9,706	(2)	Asbury Automotive Group, Inc.	536,062	0.1
4,980	(1),(2)	Ascena Retail Group, Inc.	6,922	0.0
24,086	(1),(2)	At Home Group, Inc.	48,654	0.0
19,791	(2)	Barnes & Noble Education, Inc.	26,916	0.0
5,303		Bassett Furniture Industries, Inc.	28,901	0.0
35,485		BBX Capital Corp.	81,970	0.0
14,547	(2)	Beazer Homes USA, Inc.	93,683	0.0
61,437	(1)	Bed Bath & Beyond, Inc.	258,650	0.0
19,860	(1)	Big Lots, Inc.	282,409	0.0
504	(2)	Biglari Holdings, Inc. - Class B	25,906	0.0
9,789		BJ's Restaurants, Inc.	135,969	0.0
44,172		Bloomin Brands, Inc.	315,388	0.1
14,570	(1),(2)	Boot Barn Holdings, Inc.	188,390	0.0
40,613		Boyd Gaming Corp.	585,639	0.1
19,042	(1)	Brinker International, Inc.	228,694	0.0
14,889	(1)	Buckle, Inc.	204,128	0.0
19,672		Caleres, Inc.	102,294	0.0
46,760	(1)	Callaway Golf Co.	477,887	0.1
16,093	(1)	Camping World Holdings, Inc.	91,569	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Consumer Discretionary: (continued)
8,341		Carriage Services, Inc.	$ 134,707	0.0
18,909	(2)	Carrols Restaurant Group, Inc.	34,414	0.0
11,188	(1)	Cato Corp.	119,376	0.0
4,267	(2)	Cavco Industries, Inc.	618,459	0.1
13,896	(2)	Century Casinos, Inc.	33,489	0.0
13,970	(2)	Century Communities, Inc.	202,705	0.0
20,912	(1)	Cheesecake Factory	357,177	0.1
58,662	(1),(2)	Chegg, Inc.	2,098,926	0.3
57,644	(1)	Chico's FAS, Inc.	74,361	0.0
7,156	(1)	Childrens Place, Inc./The	139,971	0.0
17,415		Churchill Downs, Inc.	1,792,874	0.2
8,571	(2)	Chuy's Holdings, Inc.	86,310	0.0
6,052		Citi Trends, Inc.	53,863	0.0
11,711		Clarus Corp.	114,768	0.0
4,069		Collectors Universe, Inc.	63,761	0.0
9,420	(1),(2)	Conn's, Inc.	39,376	0.0
8,777	(1),(2)	Container Store Group, Inc.	20,714	0.0
24,829		Cooper Tire & Rubber Co.	404,713	0.1
8,037	(2)	Cooper-Standard Holdings, Inc.	82,540	0.0
22,513		Core-Mark Holding Co., Inc.	643,196	0.1
11,158	(1)	Cracker Barrel Old Country Store, Inc.	928,569	0.1
33,874	(2)	CROCS, Inc.	575,519	0.1
5,719		Culp, Inc.	42,092	0.0
70,670		Dana, Inc.	551,933	0.1
15,545	(1)	Dave & Buster's Entertainment, Inc.	203,329	0.0
13,860	(2)	Deckers Outdoor Corp.	1,857,240	0.3
16,945	(2)	Del Taco Restaurants, Inc.	58,121	0.0
2,764	(2)	Delta Apparel, Inc.	28,773	0.0
28,925	(2)	Denny's Corp.	222,144	0.0
29,888		Designer Brands, Inc.	148,842	0.0
5,094	(1)	Dillards, Inc.	188,223	0.0
7,969	(1)	Dine Brands Global, Inc.	228,551	0.0
13,368	(1),(2)	Dorman Products, Inc.	738,849	0.1
32,594	(1),(2)	Drive Shack, Inc.	49,543	0.0
5,792	(1),(2)	Duluth Holdings, Inc.	23,226	0.0
10,284	(1),(2)	El Pollo Loco Holdings, Inc.	86,900	0.0
32,737	(1),(2)	Eldorado Resorts, Inc.	471,413	0.1
11,749		Ethan Allen Interiors, Inc.	120,075	0.0
37,904	(2)	Everi Holdings, Inc.	125,083	0.0
32,684	(1),(2)	Express, Inc.	48,699	0.0
12,454	(2)	Fiesta Restaurant Group, Inc.	50,190	0.0
4,225		Flexsteel Industries, Inc.	46,306	0.0
22,158	(1),(2)	Fossil Group, Inc.	72,900	0.0
18,675	(2)	Fox Factory Holding Corp.	784,350	0.1
9,303	(1),(2)	Funko, Inc.	37,119	0.0
32,427	(1)	GameStop Corp.	113,494	0.0
6,750	(2)	Genesco, Inc.	90,045	0.0
16,179	(2)	Gentherm, Inc.	508,021	0.1
22,583	(1),(2)	G-III Apparel Group Ltd.	173,889	0.0
40,532	(2)	GNC Holdings, Inc.	18,973	0.0
9,376	(2)	Golden Entertainment, Inc.	61,975	0.0
66,162	(1),(2)	GoPro, Inc.	173,344	0.0
14,192	(2)	Green Brick Partners, Inc.	114,246	0.0
8,865		Group 1 Automotive, Inc.	392,365	0.1
228,380	(2)	Groupon, Inc.	223,858	0.0
23,662	(1)	Guess?, Inc.	160,192	0.0
3,650	(1)	Hamilton Beach Brands Holding Co.	34,712	0.0
8,678	(1)	Haverty Furniture Cos., Inc.	103,181	0.0
12,471	(2)	Helen of Troy Ltd.	1,796,198	0.2
8,785	(1),(2)	Hibbett Sports, Inc.	96,064	0.0
6,103		Hooker Furniture Corp.	95,268	0.0
51,087	(2)	Houghton Mifflin Harcourt Co.	96,044	0.0
19,578	(2)	Hudson Ltd.	98,282	0.0
11,426	(2)	Installed Building Products, Inc.	455,555	0.1
13,836	(1),(2)	iRobot Corp.	565,892	0.1
6,531	(2)	J Alexander's Holdings, Inc.	25,014	0.0
11,761		Jack in the Box, Inc.	412,223	0.1
157,328	(2)	JC Penney Co., Inc.	56,638	0.0
2,855		Johnson Outdoors, Inc.	179,009	0.0
19,797	(2)	K12, Inc.	373,371	0.1
43,062		KB Home	779,422	0.1
22,048	(1)	Kontoor Brands, Inc.	422,660	0.1
5,808	(1),(2)	Lands' End, Inc.	31,015	0.0
54,292	(2)	Laureate Education Inc.- Class A	570,609	0.1
22,419		La-Z-Boy, Inc.	460,710	0.1
12,079		LCI Industries	807,240	0.1
10,082	(2)	Leaf Group Ltd.	13,510	0.0
10,030	(1),(2)	LGI Homes, Inc.	452,855	0.1
6,421		Lifetime Brands, Inc.	36,279	0.0
10,104	(2)	Lindblad Expeditions Holdings, Inc.	42,134	0.0
14,516	(2)	Liquidity Services, Inc.	56,322	0.0
11,183		Lithia Motors, Inc.	914,658	0.1
4,978	(1),(2)	Lovesac Co/The	29,022	0.0
14,475	(1),(2)	Lumber Liquidators Holdings, Inc.	67,888	0.0
13,794	(2)	M/I Homes, Inc.	228,015	0.0
10,684	(2)	Malibu Boats, Inc.	307,592	0.1
4,132		Marine Products Corp.	33,387	0.0
10,691	(2)	MarineMax, Inc.	111,400	0.0
20,451		Marriott Vacations Worldwide Corp.	1,136,667	0.2
9,159	(2)	MasterCraft Boat Holdings, Inc.	66,861	0.0
24,727		MDC Holdings, Inc.	573,666	0.1
18,091	(2)	Meritage Homes Corp.	660,502	0.1
37,990	(1),(2)	Michaels Cos, Inc.	61,544	0.0
23,917	(2)	Modine Manufacturing Co.	77,730	0.0
6,019	(2)	Monarch Casino & Resort, Inc.	168,953	0.0
16,240	(1)	Monro, Inc.	711,474	0.1
10,128	(1),(2)	Motorcar Parts of America, Inc.	127,410	0.0
7,993	(1)	Movado Group, Inc.	94,477	0.0
14,406	(2)	Murphy USA, Inc.	1,215,290	0.2
1,514		Nathan's Famous, Inc.	92,354	0.0
39,009	(1),(2)	National Vision Holdings, Inc.	757,555	0.1
15,332	(2)	Noodles & Co.	72,214	0.0
271,120		Office Depot, Inc.	444,637	0.1
21,626	(1)	OneSpaWorld Holdings Ltd.	87,802	0.0
17,662	(2)	Overstock.com, Inc.	88,133	0.0
8,394	(1)	Oxford Industries, Inc.	304,366	0.1
11,013	(1)	Papa Johns International, Inc.	587,764	0.1
27,491	(1),(2)	Party City Holdco, Inc.	12,599	0.0
55,209	(2)	Penn National Gaming, Inc.	698,394	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Consumer Discretionary: (continued)
35,108	(2)	Perdoceo Education Corp.	$ 378,815	0.1
9,760		PetMed Express, Inc.	280,893	0.0
13,358	(2)	PlayAGS, Inc.	35,399	0.0
12,548	(1),(2)	Potbelly Corp.	38,773	0.0
5,359	(2)	Purple Innovation, Inc.	30,439	0.0
38,169	(2)	Quotient Technology, Inc.	248,099	0.0
4,258		RCI Hospitality Holdings, Inc.	42,452	0.0
25,299	(1),(2)	RealReal, Inc./The	177,346	0.0
15,219	(2)	Red Lion Hotels Corp.	22,220	0.0
6,717	(1),(2)	Red Robin Gourmet Burgers, Inc.	57,229	0.0
35,110		Red Rock Resorts, Inc.	300,191	0.1
12,512	(2)	Regis Corp.	73,946	0.0
24,596		Rent-A-Center, Inc.	347,787	0.1
8,356	(1),(2)	RH	839,527	0.1
3,609		Rocky Brands, Inc.	69,834	0.0
24,358	(2)	Rubicon Project, Inc.	135,187	0.0
13,252		Ruth's Hospitality Group, Inc.	88,523	0.0
58,492	(1),(2)	Sally Beauty Holdings, Inc.	472,615	0.1
27,475	(1),(2)	Scientific Games Corp.	266,508	0.0
24,009	(1),(2)	SeaWorld Entertainment, Inc.	264,579	0.0
11,080	(2)	Select Interior Concepts, Inc.	22,936	0.0
14,556	(1),(2)	Shake Shack, Inc.	549,343	0.1
4,639	(1)	Shoe Carnival, Inc.	96,352	0.0
9,862		Shutterstock, Inc.	317,162	0.1
26,409	(1)	Signet Jewelers Ltd.	170,338	0.0
25,429	(2)	Skyline Champion Corp.	398,727	0.1
14,141	(2)	Sleep Number Corp.	270,942	0.0
12,853	(1)	Sonic Automotive, Inc.	170,688	0.0
37,300	(2)	Sonos, Inc.	316,304	0.1
21,028	(2)	Sportsman's Warehouse Holdings, Inc.	129,532	0.0
8,222	(2)	Stamps.com, Inc.	1,069,518	0.2
10,512		Standard Motor Products, Inc.	436,984	0.1
41,571		Steven Madden Ltd.	965,694	0.1
21,318	(1),(2)	Stitch Fix, Inc.	270,739	0.0
13,168	(2)	Stoneridge, Inc.	220,564	0.0
10,596		Strategic Education, Inc.	1,480,897	0.2
8,420		Sturm Ruger & Co., Inc.	428,662	0.1
5,252		Superior Group of Cos, Inc.	44,432	0.0
24,801	(1)	Tailored Brands, Inc.	43,154	0.0
17,084	(2)	Target Hospitality Corp.	33,997	0.0
65,470	(2)	Taylor Morrison Home Corp.	720,170	0.1
24,692	(1)	Tenneco, Inc.	88,891	0.0
32,654		Texas Roadhouse, Inc.	1,348,610	0.2
11,480		Tilly's, Inc.	47,412	0.0
16,794	(2)	TopBuild Corp.	1,203,122	0.2
70,198	(1),(2)	TRI Pointe Group, Inc.	615,636	0.1
25,068	(1)	Tupperware Brands Corp.	40,610	0.0
8,743		Twin River Worldwide Holdings, Inc.	113,746	0.0
7,286	(2)	Unifi, Inc.	84,153	0.0
6,916	(2)	Universal Electronics, Inc.	265,367	0.0
10,528	(2)	Vera Bradley, Inc.	43,375	0.0
28,587	(2)	Vista Outdoor, Inc.	251,566	0.0
13,799	(1),(2)	Visteon Corp.	662,076	0.1
28,878	(2)	Waitr Holdings, Inc.	35,520	0.0
3,261		Weyco Group, Inc.	65,774	0.0
14,606		Wingstop, Inc.	1,164,098	0.2
1,226		Winmark Corp.	156,217	0.0
15,829	(1)	Winnebago Industries	440,204	0.1
39,873		Wolverine World Wide, Inc.	606,070	0.1
23,649	(2)	WW International, Inc.	399,905	0.1
27,776	(1),(2)	YETI Holdings, Inc.	542,188	0.1
15,080	(1),(2)	Zagg, Inc.	46,899	0.0
9,903	(2)	Zumiez, Inc.	171,520	0.0
			63,278,331	8.4

		Consumer Staples: 3.3%
59,727	(1),(2)	22nd Century Group, Inc.	44,795	0.0
2,478		Alico, Inc.	76,917	0.0
15,545		Andersons, Inc.	291,469	0.0
31,870	(1)	B&G Foods, Inc.	576,528	0.1
19,047	(2)	BellRing Brands, Inc.	324,751	0.0
55,188	(2)	BJ's Wholesale Club Holdings, Inc.	1,405,638	0.2
4,167	(1),(2)	Boston Beer Co., Inc.	1,531,623	0.2
8,132	(1)	Calavo Growers, Inc.	469,135	0.1
15,734		Cal-Maine Foods, Inc.	691,981	0.1
13,636	(1),(2)	Celsius Holdings, Inc.	57,408	0.0
2,142	(2)	Central Garden & Pet Co. - CENT	58,905	0.0
23,979	(2)	Central Garden & Pet Co. - Class A - CENTA	613,143	0.1
12,435	(1),(2)	Chefs' Warehouse Holdings, Inc.	125,220	0.0
2,360		Coca-Cola Consolidated, Inc.	492,131	0.1
5,887	(2)	Craft Brew Alliance, Inc.	87,716	0.0
81,073	(2)	Darling Ingredients, Inc.	1,554,169	0.2
27,050	(2)	Edgewell Personal Care Co.	651,364	0.1
13,606	(2)	elf Beauty, Inc.	133,883	0.0
5,428	(2)	Farmer Bros Co.	37,779	0.0
15,408		Fresh Del Monte Produce, Inc.	425,415	0.1
17,267	(2)	Freshpet, Inc.	1,102,843	0.2
11,203	(1),(2)	HF Foods Group, Inc.	93,993	0.0
59,402	(1),(2)	Hostess Brands, Inc.	633,225	0.1
7,164		Ingles Markets, Inc.	259,050	0.0
9,012		Inter Parfums, Inc.	417,706	0.1
7,540		J&J Snack Foods Corp.	912,340	0.1
4,438		John B Sanfilippo & Son, Inc.	396,757	0.1
9,349		Lancaster Colony Corp.	1,352,239	0.2
12,765	(2)	Landec Corp.	110,928	0.0
6,814	(2)	Lifevantage Corp.	70,184	0.0
7,737		Limoneira Co.	101,355	0.0
5,570	(1)	Medifast, Inc.	348,125	0.0
6,477	(1)	MGP Ingredients, Inc.	174,167	0.0
6,241	(2)	National Beverage Corp.	266,179	0.0
5,105	(1)	Natural Grocers by Vitamin Cottage, Inc.	43,444	0.0
4,377	(2)	Natures Sunshine Prods, Inc.	35,585	0.0
41,671	(1),(2)	New Age Beverages Corp.	57,923	0.0
2,281		Oil-Dri Corp. of America	76,277	0.0
54,906	(2)	Performance Food Group Co.	1,357,276	0.2
11,035		Pricesmart, Inc.	579,889	0.1
4,642	(1),(2)	Pyxus International, Inc.	14,437	0.0
4,147	(1),(2)	Revlon, Inc. - Class A	45,327	0.0
27,437	(2)	Rite Aid Corp.	411,555	0.1
9,849		Sanderson Farms, Inc.	1,214,579	0.2
3,344	(2)	Seneca Foods Corp.	133,024	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Consumer Staples: (continued)
41,453	(2)	Simply Good Foods Co/The	$ 798,385	0.1
17,551		SpartanNash Co.	251,330	0.0
8,720	(1)	Tootsie Roll Industries, Inc.	313,578	0.0
4,259	(1)	Turning Point Brands, Inc.	89,908	0.0
26,999	(1),(2)	United Natural Foods, Inc.	247,851	0.0
12,315		Universal Corp.	544,446	0.1
6,367	(1),(2)	USANA Health Sciences, Inc.	367,758	0.1
56,020	(1)	Vector Group Ltd.	527,708	0.1
3,225	(1)	Village Super Market, Inc.	79,271	0.0
6,818	(1)	WD-40 Co.	1,369,395	0.2
5,044	(1)	Weis Markets, Inc.	210,133	0.0
			24,658,140	3.3

		Energy: 1.7%
86,687	(2)	Abraxas Petroleum Corp.	10,489	0.0
27,831	(1),(2)	Altus Midstream Co.	20,873	0.0
7,810	(1)	Arch Coal, Inc.	225,709	0.0
64,689		Archrock, Inc.	243,231	0.1
18,002		Ardmore Shipping Corp.	94,510	0.0
30,467		Berry Petroleum Corp.	73,425	0.0
9,270	(1),(2)	Bonanza Creek Energy, Inc.	104,287	0.0
11,057		Brigham Minerals, Inc.	91,441	0.0
23,535		Cactus, Inc.	273,006	0.1
24,179	(1),(2)	California Resources Corp.	24,179	0.0
187,767	(1),(2)	Callon Petroleum Co.	102,878	0.0
16,253	(2)	Chaparral Energy, Inc.	7,639	0.0
69,212	(2)	Clean Energy Fuels Corp.	123,197	0.0
93,208	(1),(2)	CNX Resources Corp.	495,867	0.1
8,138	(1),(2)	Comstock Resources, Inc.	43,864	0.0
12,789	(2)	CONSOL Energy, Inc.	47,191	0.0
22,987	(2)	Covia Holdings Corp.	13,135	0.0
15,267	(1)	CVR Energy, Inc.	252,363	0.1
37,041	(1)	Delek US Holdings, Inc.	583,766	0.1
230,194	(2)	Denbury Resources, Inc.	42,494	0.0
53,460	(1)	DHT Holdings, Inc.	410,038	0.1
31,970	(1),(2)	Diamond Offshore Drilling	58,505	0.0
12,892	(1),(2)	Diamond S Shipping, Inc.	152,255	0.0
7,382	(1)	DMC Global, Inc.	169,860	0.0
14,560	(2)	Dorian L.P.G Ltd.	126,818	0.0
17,826	(2)	Dril-Quip, Inc.	543,693	0.1
10,816	(2)	Earthstone Energy, Inc.	19,036	0.0
51,164	(2)	Energy Fuels, Inc./Canada	60,374	0.0
10,689	(2)	Era Group, Inc.	56,972	0.0
15,324		Evolution Petroleum Corp.	39,996	0.0
14,552	(2)	Exterran Corp.	69,850	0.0
42,671	(1),(2)	Extraction Oil & Gas, Inc.	18,007	0.0
18,695	(1)	Falcon Minerals Corp.	40,194	0.0
45,852	(2)	Forum Energy Technologies, Inc.	8,130	0.0
54,701	(1),(2)	Frank's International N.V.	141,676	0.0
20,987	(1)	GasLog Ltd.	75,973	0.0
6,933	(2)	Geospace Technologies Corp.	44,371	0.0
47,142	(1)	Golar LNG Ltd.	371,479	0.1
17,806	(1)	Green Plains, Inc.	86,359	0.0
79,674	(2)	Gulfport Energy Corp.	35,431	0.0
68,118	(2)	Helix Energy Solutions Group, Inc.	111,714	0.0
58,509	(2)	HighPoint Resources Corp.	11,117	0.0
1,713	(2)	Independence Contract Drilling, Inc.	2,399	0.0
12,973		International Seaways, Inc.	309,925	0.1
12,157	(2)	KLX Energy Services Holdings, Inc.	8,510	0.0
87,874	(2)	Laredo Petroleum, Inc.	33,375	0.0
25,257	(1)	Liberty Oilfield Services, Inc.	67,941	0.0
49,932	(2)	Magnolia Oil & Gas Corp.	199,728	0.0
12,513		Mammoth Energy Services, Inc.	9,370	0.0
53,779	(2)	Matador Resources Co.	133,372	0.0
13,182	(2)	Matrix Service Co.	124,834	0.0
11,343	(1),(2)	Montage Resources Corp.	25,522	0.0
170,685		Nabors Industries Ltd.	66,584	0.0
2,081		Nacco Industries, Inc.	58,226	0.0
12,482	(1),(2)	National Energy Services Reunited Corp.	63,409	0.0
6,846	(2)	Natural Gas Services Group, Inc.	30,533	0.0
44,898	(2)	Newpark Resources, Inc.	40,273	0.0
76,882	(2)	NexTier Oilfield Solutions, Inc.	89,952	0.0
8,873	(2)	Nine Energy Service, Inc.	7,172	0.0
126,545	(1),(2)	Noble Corp. PLC	32,902	0.0
71,458		Nordic American Tankers Ltd.	323,705	0.1
156,588	(1),(2)	Northern Oil And Gas, Inc.	103,833	0.0
154,152	(2)	Oasis Petroleum, Inc.	53,953	0.0
50,626	(1),(2)	Oceaneering International, Inc.	148,840	0.0
28,273	(2)	Oil States International, Inc.	57,394	0.0
32,466	(2)	Overseas Shipholding Group, Inc.	73,698	0.0
17,688	(2)	Pacific Drilling SA	7,606	0.0
9,840		Panhandle Oil and Gas, Inc.	36,310	0.0
17,679	(2)	Par Pacific Holdings, Inc.	125,521	0.0
50,531	(1),(2)	PDC Energy, Inc.	313,797	0.1
30,653	(1)	Peabody Energy Corp.	88,894	0.0
7,031	(2)	Penn Virginia Corp.	21,726	0.0
38,935	(2)	ProPetro Holding Corp.	97,337	0.0
114,098		QEP Resources, Inc.	38,166	0.0
18,606	(1),(2)	Renewable Energy Group, Inc.	381,981	0.1
2,828	(2)	REX American Resources Corp.	131,530	0.0
9,826	(2)	RigNet, Inc.	17,687	0.0
31,843	(2)	Ring Energy, Inc.	20,975	0.0
26,615	(1)	RPC, Inc.	54,827	0.0
18,004	(2)	SandRidge Energy, Inc.	16,187	0.0
21,974	(1)	Scorpio Tankers, Inc.	420,143	0.1
8,747	(2)	SEACOR Holdings, Inc.	235,819	0.0
10,588	(1),(2)	SEACOR Marine Holdings, Inc.	46,375	0.0
34,634	(1),(2)	Seadrill Ltd.	14,893	0.0
28,334	(1),(2)	Select Energy Services, Inc.	91,519	0.0
40,319	(1)	SFL Corp. Ltd.	381,821	0.1
4,217	(1),(2)	SilverBow Resources, Inc.	10,416	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Energy: (continued)
54,011	(1)	SM Energy Co.	$ 65,893	0.0
12,048	(2)	Smart Sand Inc.	12,530	0.0
16,002	(1)	Solaris Oilfield Infrastructure, Inc.	84,010	0.0
271,116	(2)	Southwestern Energy Co.	458,186	0.1
10,339	(1),(2)	Talos Energy, Inc.	59,449	0.0
34,554	(2)	Teekay Corp.	109,191	0.0
11,844	(2)	Teekay Tankers Ltd.	263,411	0.1
45,912	(1),(2)	Tellurian, Inc.	41,500	0.0
62,304	(2)	Tetra Technologies, Inc.	19,937	0.0
18,987	(2)	Tidewater, Inc.	134,428	0.0
39,838	(2)	Unit Corp.	10,358	0.0
93,001	(2)	Uranium Energy Corp.	52,081	0.0
36,013		US Silica Holdings, Inc.	64,823	0.0
48,209	(2)	W&T Offshore, Inc.	81,955	0.0
44,108	(1),(2)	Whiting Petroleum Corp.	29,570	0.0
32,040		World Fuel Services Corp.	806,767	0.1
			12,438,461	1.7

		Financials: 16.2%
3,453		1st Constitution Bancorp	45,752	0.0
7,804		1st Source Corp.	253,084	0.0
3,881		ACNB Corp.	116,430	0.0
19,394		AG Mortgage Investment Trust, Inc.	53,140	0.0
9,570	(1)	Allegiance Bancshares, Inc.	230,733	0.0
7,170		Amalgamated Bank	77,579	0.0
23,521	(2)	Ambac Financial Group, Inc.	290,249	0.1
9,819	(2)	Amerant Bancorp, Inc.	151,114	0.0
44,839		American Equity Investment Life Holding Co.	842,973	0.1
5,681		American National Bankshares, Inc.	135,776	0.0
30,155		Ameris Bancorp.	716,483	0.1
9,768		Amerisafe, Inc.	629,743	0.1
4,907		Ames National Corp.	100,348	0.0
64,870		Anworth Mortgage Asset Corp.	73,303	0.0
77,397	(1)	Apollo Commercial Real Estate Finance, Inc.	574,286	0.1
15,612	(1)	Ares Commercial Real Estate Corp.	109,128	0.0
35,195	(1)	Ares Management Corp.	1,088,581	0.2
16,156		Argo Group International Holdings Ltd.	598,741	0.1
17,338	(1)	Arlington Asset Investment Corp.	37,970	0.0
26,506		ARMOUR Residential REIT, Inc.	233,518	0.0
7,080		Arrow Financial Corp.	197,320	0.0
25,036		Artisan Partners Asset Management, Inc.	538,024	0.1
7,086	(1),(2)	Assetmark Financial Holdings, Inc.	144,484	0.0
1,053	(1)	Associated Capital Group, Inc.	32,222	0.0
11,161	(2)	Atlantic Capital Bancshares, Inc.	132,481	0.0
39,568		Atlantic Union Bankshares Corp.	866,539	0.1
28,849	(1),(2)	Axos Financial, Inc.	523,032	0.1
11,176		B. Riley Financial, Inc.	205,862	0.0
23,473	(1)	Banc of California, Inc.	187,784	0.0
9,842		Bancfirst Corp.	328,428	0.1
26,552	(2)	Bancorp, Inc.	161,171	0.0
46,916	(1)	BancorpSouth Bank	887,651	0.1
3,079		Bank First Corp.	172,424	0.0
6,490		Bank of Commerce Holdings	51,076	0.0
7,169		Bank of Marin Bancorp	215,070	0.0
27,016		Bank of NT Butterfield & Son Ltd.	460,082	0.1
2,402		Bank of Princeton/The	55,846	0.0
8,387		BankFinancial Corp.	73,889	0.0
2,648		Bankwell Financial Group, Inc.	40,408	0.0
16,438		Banner Corp.	543,112	0.1
8,140		Bar Harbor Bankshares	140,659	0.0
5,592	(2)	Baycom Corp.	67,384	0.0
7,996		BCB Bancorp, Inc.	85,157	0.0
4,847	(1),(2)	Benefytt Technologies, Inc.	108,524	0.0
22,478		Berkshire Hills Bancorp, Inc.	334,023	0.1
65,134	(1)	Blackstone Mortgage Trust, Inc.	1,212,795	0.2
15,630	(1)	Banco Latinoamericano de Comercio Exterior SA	161,145	0.0
24,717	(2)	Blucora, Inc.	297,840	0.1
42,149		Boston Private Financial Holdings, Inc.	301,365	0.1
9,353		Bridge Bancorp, Inc.	197,909	0.0
9,533	(2)	Bridgewater Bancshares, Inc.	92,947	0.0
34,941		Brightsphere Investment Group, Inc.	223,273	0.0
39,941		Brookline Bancorp, Inc.	450,534	0.1
6,178	(2)	BRP Group, Inc.	65,178	0.0
10,818		Bryn Mawr Bank Corp.	307,015	0.1
5,856		Business First Bancshares, Inc.	79,056	0.0
11,642		Byline Bancorp, Inc.	120,728	0.0
1,418		C&F Financial Corp.	56,578	0.0
62,357		Cadence BanCorp	408,438	0.1
2,265		Cambridge Bancorp	117,780	0.0
8,194		Camden National Corp.	257,701	0.0
35,578	(2)	Cannae Holdings, Inc.	1,191,507	0.2
3,172	(2)	Capital Bancorp, Inc.	39,713	0.0
6,235		Capital City Bank Group, Inc.	125,448	0.0
64,789		Capitol Federal Financial, Inc.	752,200	0.1
7,908		Capstar Financial Holdings, Inc.	78,210	0.0
51,179		Capstead Mortgage Corp.	214,952	0.0
12,023		Carolina Financial Corp.	311,035	0.1
11,044		Carter Bank & Trust	101,384	0.0
36,841		Cathay General Bancorp.	845,501	0.1
9,910		CBTX, Inc.	176,101	0.0
59,973		CenterState Bank Corp.	1,033,335	0.2
14,951		Central Pacific Financial Corp.	237,721	0.0
6,313	(1)	Central Valley Community Bancorp	82,322	0.0
1,399		Century Bancorp, Inc./MA	87,074	0.0
1,673		Chemung Financial Corp.	55,176	0.0
5,313		Cherry Hill Mortgage Investment Corp.	32,941	0.0
6,871		Citizens & Northern Corp.	137,420	0.0
25,595	(1),(2)	Citizens, Inc.	166,879	0.0
8,212	(1)	City Holding Co.	546,344	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Financials: (continued)
8,469		Civista Bancshares, Inc.	$ 126,696	0.0
7,735		CNB Financial Corp.	145,959	0.0
72,346		CNO Financial Group, Inc.	896,367	0.1
4,126	(2)	Coastal Financial Corp./WA	43,364	0.0
5,201		Codorus Valley Bancorp, Inc.	83,736	0.0
11,679		Cohen & Steers, Inc.	530,811	0.1
40,969	(1)	Colony Credit Real Estate, Inc.	161,418	0.0
35,656		Columbia Banking System, Inc.	955,581	0.1
29,152	(2)	Columbia Financial, Inc.	419,789	0.1
25,173	(1)	Community Bank System, Inc.	1,480,172	0.2
13,396		Community Bankers Trust Corp.	64,971	0.0
2,185	(1)	Community Financial Corp./The	48,288	0.0
8,452		Community Trust Bancorp, Inc.	268,689	0.0
18,295		ConnectOne Bancorp, Inc.	245,885	0.0
15,102	(1)	Cowen, Inc.	145,885	0.0
7,574		Crawford & Co.	54,533	0.0
20,006	(2)	CrossFirst Bankshares, Inc.	168,050	0.0
8,258		Curo Group Holdings Corp.	43,767	0.0
15,428	(2)	Customers Bancorp, Inc.	168,628	0.0
64,720		CVB Financial Corp.	1,297,636	0.2
1,757		Diamond Hill Investment Group, Inc.	158,552	0.0
17,113		Dime Community Bancshares	234,619	0.0
5,105		Donegal Group, Inc.	77,596	0.0
15,627	(1),(2)	Donnelley Financial Solutions, Inc.	82,354	0.0
13,607		Dynex Capital, Inc.	142,057	0.0
16,450		Eagle Bancorp, Inc.	496,954	0.1
11,330	(2)	eHealth, Inc.	1,595,491	0.2
12,804	(2)	Elevate Credit, Inc.	13,316	0.0
17,432		Ellington Financial, Inc.	99,537	0.0
16,021		Employers Holdings, Inc.	649,011	0.1
15,391	(1),(2)	Encore Capital Group, Inc.	359,842	0.1
16,986	(2)	Enova International, Inc.	246,127	0.0
5,665	(2)	Enstar Group Ltd.	901,018	0.1
4,784		Enterprise Bancorp, Inc./MA	129,120	0.0
12,396		Enterprise Financial Services Corp.	345,972	0.1
7,814	(2)	Equity Bancshares, Inc.	134,791	0.0
3,658	(2)	Esquire Financial Holdings, Inc.	55,053	0.0
4,323		ESSA Bancorp, Inc.	59,009	0.0
47,760		Essent Group Ltd.	1,257,998	0.2
3,029		Evans Bancorp, Inc.	73,635	0.0
21,203		Exantas Capital Corp.	58,520	0.0
24,542	(1),(2)	Ezcorp, Inc.	102,340	0.0
5,097	(1)	Farmers & Merchants Bancorp, Inc./Archbold OH	132,063	0.0
13,938		Farmers National Banc Corp.	162,099	0.0
9,395	(1)	FB Financial Corp.	185,269	0.0
5,180		FBL Financial Group, Inc.	241,751	0.0
4,556		Federal Agricultural Mortgage Corp.	253,450	0.0
47,951		Federated Hermes, Inc.	913,467	0.1
6,115		FedNat Holding Co.	70,200	0.0
73,825		FGL Holdings	723,485	0.1
1,595		Fidelity D&D Bancorp, Inc.	81,377	0.0
8,554		Financial Institutions, Inc.	155,170	0.0
3,747		First Bancorp, Inc./ME	82,434	0.0
105,801		First BanCorp. Puerto Rico	562,861	0.1
15,763		First BanCorp. Southern Pines NC	363,810	0.1
9,275		First Bancshares, Inc./The	176,874	0.0
6,743		First Bank/Hamilton NJ	46,796	0.0
25,436		First Busey Corp.	435,210	0.1
3,221		First Business Financial Services, Inc.	49,925	0.0
1,554		First Capital, Inc.	93,085	0.0
4,397		First Choice Bancorp	65,999	0.0
49,511		First Commonwealth Financial Corp.	452,531	0.1
9,073	(1)	First Community Bancshares, Inc.	211,401	0.0
19,777		First Defiance Financial Corp.	291,513	0.1
47,028		First Financial Bancorp.	701,187	0.1
64,552	(1)	First Financial Bankshares, Inc.	1,732,576	0.2
7,180		First Financial Corp.	242,110	0.0
20,801		First Foundation, Inc.	212,586	0.0
5,248		First Internet Bancorp	86,172	0.0
17,744		First Interstate Bancsystem, Inc.	511,737	0.1
26,348		First Merchants Corp.	697,959	0.1
7,609		First Mid Bancshares, Inc.	180,638	0.0
51,206		First Midwest Bancorp., Inc.	677,711	0.1
4,085		First Northwest Bancorp	44,404	0.0
12,296		First of Long Island Corp.	213,336	0.0
20,529		FirstCash, Inc.	1,472,750	0.2
15,551		Flagstar Bancorp, Inc.	308,376	0.1
14,676		Flushing Financial Corp.	196,071	0.0
8,571	(1)	FNCB Bancorp, Inc.	59,226	0.0
15,439	(1),(2)	Focus Financial Partners, Inc.	355,251	0.1
6,824		Franklin Financial Network, Inc.	139,141	0.0
1,904		Franklin Financial Services Corp.	52,265	0.0
2,049		FS Bancorp, Inc.	73,764	0.0
78,487	(1)	Fulton Financial Corp.	901,816	0.1
6,225	(2)	FVCBankcorp, Inc.	82,917	0.0
10,316	(1)	GAIN Capital Holdings, Inc.	57,563	0.0
2,245		GAMCO Investors, Inc.	24,673	0.0
250,218	(2)	Genworth Financial, Inc.	830,724	0.1
12,566		German American Bancorp, Inc.	344,937	0.1
43,127		Glacier Bancorp., Inc.	1,466,534	0.2
4,313		Global Indemnity Ltd.	109,982	0.0
6,005	(1),(2)	Goosehead Insurance, Inc.	268,003	0.0
29,486	(1)	Granite Point Mortgage Trust, Inc.	149,494	0.0
6,721		Great Ajax Corp.	42,748	0.0
6,193		Great Southern Bancorp., Inc.	250,197	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Financials: (continued)
27,529		Great Western Bancorp, Inc.	$ 563,794	0.1
23,908	(2)	Green Dot Corp.	607,024	0.1
8,031	(1)	Greenhill & Co., Inc.	79,025	0.0
15,055	(1),(2)	Greenlight Capital Re Ltd.	89,577	0.0
4,373	(1)	Guaranty Bancshares, Inc./TX	101,191	0.0
5,671	(2)	Hallmark Financial Services	22,911	0.0
11,035		Hamilton Lane, Inc.	610,346	0.1
42,850		Hancock Whitney Corp.	836,432	0.1
15,977		Hanmi Financial Corp.	173,350	0.0
12,942	(2)	HarborOne Bancorp, Inc.	97,453	0.0
2,881	(1)	Hawthorn Bancshares, Inc.	52,866	0.0
3,275	(1)	HCI Group, Inc.	131,819	0.0
16,079		Heartland Financial USA, Inc.	485,586	0.1
25,127		Heritage Commerce Corp.	192,724	0.0
18,921		Heritage Financial Corp.	378,420	0.1
13,894		Heritage Insurance Holdings, Inc.	148,805	0.0
35,515		Hilltop Holdings, Inc.	536,987	0.1
767		Hingham Institution for Savings	111,207	0.0
3,607		Home Bancorp, Inc.	88,083	0.0
75,189	(1)	Home Bancshares, Inc./Conway AR	901,516	0.1
11,581		HomeStreet, Inc.	257,446	0.0
8,371		HomeTrust Bancshares, Inc.	133,266	0.0
59,534		Hope Bancorp, Inc.	489,369	0.1
20,730		Horace Mann Educators Corp.	758,511	0.1
21,516		Horizon Bancorp, Inc.	212,148	0.0
20,898		Houlihan Lokey, Inc.	1,089,204	0.2
6,766	(2)	Howard Bancorp, Inc.	73,479	0.0
25,930		Iberiabank Corp.	937,629	0.1
2,066		Independence Holding Co.	52,807	0.0
16,224		Independent Bank Corp.	1,044,339	0.2
11,726		Independent Bank Corp. Michigan	150,914	0.0
17,471		Independent Bank Group, Inc.	413,713	0.1
26,923		International Bancshares Corp.	723,690	0.1
8,177	(2)	Intl. FCStone, Inc.	296,498	0.1
83,238		Invesco Mortgage Capital, Inc.	283,842	0.1
5,138		Investar Holding Corp.	65,612	0.0
112,840		Investors Bancorp, Inc.	901,592	0.1
730		Investors Title Co.	93,440	0.0
14,829		James River Group Holdings Ltd.	537,403	0.1
41,502		Kearny Financial Corp./MD	356,502	0.1
10,282		Kinsale Capital Group, Inc.	1,074,777	0.2
14,057	(1)	KKR Real Estate Finance Trust, Inc.	210,996	0.0
51,709	(1)	Ladder Capital Corp.	245,101	0.0
26,493		Lakeland Bancorp, Inc.	286,389	0.1
12,697		Lakeland Financial Corp.	466,615	0.1
5,225		LCNB Corp.	65,835	0.0
33,341	(1),(2)	LendingClub Corp.	261,727	0.0
2,831		Level One Bancorp, Inc.	50,958	0.0
13,631		Live Oak Bancshares, Inc.	169,979	0.0
8,964		Luther Burbank Corp.	82,200	0.0
8,260		Macatawa Bank Corp.	58,811	0.0
4,519		Mackinac Financial Corp.	47,224	0.0
3,216	(2)	MainStreet Bancshares, Inc.	53,900	0.0
4,536	(2)	Malvern Bancorp, Inc.	55,566	0.0
5,065		Marlin Business Services Corp.	56,576	0.0
39,082	(1),(2)	MBIA, Inc.	279,045	0.0
11,643	(2)	Medallion Financial Corp.	21,656	0.0
8,471		Mercantile Bank Corp.	179,331	0.0
5,081		Merchants Bancorp/IN	77,130	0.0
27,147		Meridian Bancorp, Inc.	304,589	0.1
17,676		Meta Financial Group, Inc.	383,923	0.1
6,312	(1)	Metrocity Bankshares, Inc.	74,103	0.0
3,920	(2)	Metropolitan Bank Holding Corp.	105,566	0.0
2,823		Mid Penn Bancorp, Inc.	57,166	0.0
12,074		Midland States Bancorp, Inc.	211,174	0.0
6,294		MidWestOne Financial Group, Inc.	131,796	0.0
2,455	(2)	MMA Capital Holdings, Inc.	60,712	0.0
23,714	(1)	Moelis & Co.	666,363	0.1
38,385	(1),(2)	Mr Cooper Group, Inc.	281,362	0.1
2,424		MutualFirst Financial, Inc.	68,357	0.0
3,987		MVB Financial Corp.	50,834	0.0
15,165		National Bank Holdings Corp.	362,443	0.1
3,247		National Bankshares, Inc.	103,579	0.0
34,116		National General Holdings Corp.	564,620	0.1
1,217		National Western Life Group, Inc.	209,324	0.0
21,229		NBT Bancorp., Inc.	687,607	0.1
9,377		Nelnet, Inc.	425,810	0.1
163,761	(1)	New York Mortgage Trust, Inc.	253,830	0.0
4,385	(2)	NI Holdings, Inc.	59,461	0.0
4,914	(2)	Nicolet Bankshares, Inc.	268,206	0.0
32,950	(2)	NMI Holdings, Inc.	382,549	0.1
3,453		Northeast Bank	40,262	0.0
23,154		Northfield Bancorp, Inc.	259,093	0.0
2,706		Northrim BanCorp, Inc.	73,062	0.0
49,161		Northwest Bancshares, Inc.	568,793	0.1
3,308		Norwood Financial Corp.	88,324	0.0
3,655		Oak Valley Bancorp	57,530	0.0
27,843		OceanFirst Financial Corp.	442,982	0.1
72,593	(2)	Ocwen Financial Corp.	36,296	0.0
25,348		OFG Bancorp	283,391	0.1
1,894		Ohio Valley Banc Corp.	56,782	0.0
83,402		Old National Bancorp.	1,100,072	0.2
15,137		Old Second Bancorp, Inc.	104,597	0.0
24,832	(2)	On Deck Capital, Inc.	38,241	0.0
7,044		OP Bancorp	52,548	0.0
3,500	(2)	Oportun Financial Corp.	36,925	0.0
4,977		Oppenheimer Holdings, Inc.	98,346	0.0
12,124		Opus Bank	210,109	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Financials: (continued)
33,623	(1)	Orchid Island Capital, Inc.	$ 99,188	0.0
10,343		Origin Bancorp, Inc.	209,446	0.0
6,069		Orrstown Financial Services, Inc.	83,570	0.0
9,601	(2)	Pacific Mercantile Bancorp	45,221	0.0
28,549	(1)	Pacific Premier Bancorp, Inc.	537,863	0.1
9,041	(2)	Palomar Holdings, Inc.	525,825	0.1
6,660	(1)	Park National Corp.	517,082	0.1
3,969		Parke Bancorp, Inc.	53,542	0.0
5,151		PCB Bancorp	50,377	0.0
8,592		PCSB Financial Corp.	120,202	0.0
10,226		Peapack Gladstone Financial Corp.	183,557	0.0
2,442		Penns Woods Bancorp, Inc.	59,341	0.0
13,088		PennyMac Financial Services, Inc.	289,376	0.1
43,930		PennyMac Mortgage Investment Trust	466,537	0.1
10,222		Peoples Bancorp., Inc.	226,417	0.0
2,300		Peoples Bancorp of North Carolina, Inc.	46,828	0.0
3,739		Peoples Financial Services Corp.	148,588	0.0
8,557		People's Utah Bancorp	165,749	0.0
5,567	(2)	Pioneer Bancorp, Inc./NY	57,785	0.0
6,912		Piper Sandler Cos	349,540	0.1
11,491		PJT Partners, Inc.	498,594	0.1
22,167	(2)	PRA Group, Inc.	614,469	0.1
7,249		Preferred Bank/Los Angeles CA	245,161	0.0
5,796		Premier Financial Bancorp, Inc.	71,870	0.0
26,405		ProAssurance Corp.	660,125	0.1
4,544	(2)	ProSight Global, Inc.	44,304	0.0
4,383		Protective Insurance Corp.	60,266	0.0
3,112		Provident Financial Holdings, Inc.	47,396	0.0
31,247		Provident Financial Services, Inc.	401,836	0.1
3,857		Prudential Bancorp, Inc.	57,084	0.0
8,610		Pzena Investment Management, Inc.	38,401	0.0
8,424		QCR Holdings, Inc.	228,038	0.0
100,027		Radian Group, Inc.	1,295,350	0.2
9,091		RBB Bancorp	124,729	0.0
19,584		Ready Capital Corp.	141,396	0.0
1,344		Red River Bancshares, Inc.	50,024	0.0
50,310		Redwood Trust, Inc.	254,569	0.0
4,656	(2)	Regional Management Corp.	63,601	0.0
5,385		Reliant Bancorp, Inc.	60,689	0.0
27,185		Renasant Corp.	593,720	0.1
5,112		Republic Bancorp., Inc.	168,849	0.0
21,502	(2)	Republic First Bancorp, Inc.	47,089	0.0
5,590	(2)	Richmond Mutual Bancorporation, Inc.	57,018	0.0
9,297		Riverview Bancorp, Inc.	46,578	0.0
19,835	(1)	RLI Corp.	1,744,092	0.2
19,036		S&T Bancorp, Inc.	520,064	0.1
11,204		Safeguard Scientifics, Inc.	62,182	0.0
7,475		Safety Insurance Group, Inc.	631,114	0.1
18,079		Sandy Spring Bancorp, Inc.	409,309	0.1
3,276		SB One Bancorp	55,692	0.0
8,532	(1)	Sculptor Capital Management, Inc.	115,523	0.0
24,562	(2)	Seacoast Banking Corp. of Florida	449,730	0.1
6,556	(2)	Select Bancorp, Inc.	50,022	0.0
28,988		Selective Insurance Group	1,440,704	0.2
23,176	(1)	ServisFirst Bancshares, Inc.	679,520	0.1
4,942		Shore Bancshares, Inc.	53,621	0.0
4,032	(2)	Siebert Financial Corp.	29,111	0.0
7,384		Sierra Bancorp.	129,811	0.0
5,134		Silvercrest Asset Management Group, Inc.	48,568	0.0
44,424		Simmons First National Corp.	817,402	0.1
6,832		SmartFinancial, Inc.	103,915	0.0
16,453		South State Corp.	966,285	0.1
4,167	(2)	Southern First Bancshares, Inc.	118,218	0.0
3,162		Southern Missouri Bancorp, Inc.	76,742	0.0
10,194		Southern National Bancorp of Virginia, Inc.	100,309	0.0
16,564		Southside Bancshares, Inc.	503,380	0.1
6,102	(2)	Spirit of Texas Bancshares, Inc.	63,095	0.0
9,142		State Auto Financial Corp.	254,056	0.0
10,115		Sterling Bancorp, Inc./MI	43,494	0.0
11,961		Stewart Information Services Corp.	319,000	0.1
33,017		Stifel Financial Corp.	1,362,942	0.2
11,296		Stock Yards Bancorp, Inc.	326,793	0.1
5,598		Summit Financial Group, Inc.	118,734	0.0
4,526		Territorial Bancorp, Inc.	111,113	0.0
37,546	(2)	Third Point Reinsurance Ltd.	278,216	0.0
3,585		Timberland Bancorp, Inc./WA	65,570	0.0
14,099		Tiptree Financial, Inc.	73,597	0.0
7,301	(1)	Tompkins Financial Corp.	524,212	0.1
32,917		TowneBank/Portsmouth VA	595,469	0.1
24,701		TPG RE Finance Trust, Inc.	135,608	0.0
13,989		Trico Bancshares	417,152	0.1
14,913	(2)	Tristate Capital Holdings, Inc.	144,209	0.0
11,948	(2)	Triumph Bancorp, Inc.	310,648	0.1
14,443	(1),(2)	Trupanion, Inc.	375,951	0.1
51,655		Trustco Bank Corp.	279,454	0.1
30,964	(1)	Trustmark Corp.	721,461	0.1
21,529		UMB Financial Corp.	998,515	0.1
1,970		Union Bankshares, Inc./Morrisville VT	44,325	0.0
48,337	(1)	United Bankshares, Inc.	1,115,618	0.2
38,371		United Community Banks, Inc./GA	702,573	0.1
10,844		United Fire Group, Inc.	353,623	0.1
10,926		United Insurance Holdings Corp.	100,956	0.0
6,834		United Security Bancshares/Fresno CA	43,738	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Financials: (continued)
3,421		Unity Bancorp, Inc.	$ 40,026	0.0
15,599	(1)	Universal Insurance Holdings, Inc.	279,534	0.1
15,863		Univest Financial Corp.	258,884	0.0
191,465		Valley National Bancorp	1,399,609	0.2
24,987		Veritex Holdings, Inc.	349,068	0.1
3,431		Virtus Investment Partners, Inc.	261,133	0.0
34,223	(1)	Waddell & Reed Financial, Inc.	389,458	0.1
13,783		Walker & Dunlop, Inc.	555,041	0.1
38,863		Washington Federal, Inc.	1,008,883	0.1
8,130		Washington Trust Bancorp, Inc.	297,233	0.1
13,502		Waterstone Financial, Inc.	196,319	0.0
9,077	(2)	Watford Holdings Ltd.	132,978	0.0
31,316		WesBanco, Inc.	742,189	0.1
5,593		West Bancorporation, Inc.	91,446	0.0
12,791	(1)	Westamerica Bancorp.	751,855	0.1
30,475	(1)	Western Asset Mortgage Capital Corp.	69,788	0.0
13,326		Western New England Bancorp, Inc.	90,084	0.0
4,336		Westwood Holdings Group, Inc.	79,392	0.0
69,868		WisdomTree Investments, Inc.	162,792	0.0
2,771	(1),(2)	World Acceptance Corp.	151,324	0.0
25,570		WSFS Financial Corp.	637,204	0.1
			121,459,812	16.2

		Health Care: 20.6%
8,982	(2)	1Life Healthcare, Inc.	163,023	0.0
1,656	(1),(2)	89bio, Inc.	41,814	0.0
24,362	(2)	Abeona Therapeutics, Inc.	51,160	0.0
55,835	(2)	Acadia Pharmaceuticals, Inc.	2,359,029	0.3
13,890	(1),(2)	Accelerate Diagnostics, Inc.	115,704	0.0
22,270	(1),(2)	Acceleron Pharma, Inc.	2,001,405	0.3
46,463	(1),(2)	Accuray, Inc.	88,280	0.0
41,306	(1),(2)	AcelRx Pharmaceuticals, Inc.	48,741	0.0
16,490	(1),(2)	Aclaris Therapeutics, Inc.	17,150	0.0
26,561	(2)	Acorda Therapeutics, Inc.	24,771	0.0
12,347	(2)	Adamas Pharmaceuticals, Inc.	35,683	0.0
5,703	(2)	Addus HomeCare Corp.	385,523	0.1
31,375	(1),(2)	Adverum Biotechnologies, Inc.	306,534	0.1
33,836	(2)	ADMA Biologics, Inc.	97,448	0.0
34,362	(2)	Aduro Biotech, Inc.	94,152	0.0
13,699	(2)	Aeglea BioTherapeutics, Inc.	63,837	0.0
20,673	(1),(2)	Aerie Pharmaceuticals, Inc.	279,086	0.0
33,996	(2)	Affimed NV	53,714	0.0
53,183	(2)	Agenus, Inc.	130,298	0.0
18,053	(1),(2)	AgeX Therapeutics, Inc.	16,789	0.0
22,805	(1),(2)	Aimmune Therapeutics, Inc.	328,848	0.1
6,796	(1),(2)	Akcea Therapeutics, Inc.	97,183	0.0
58,510	(2)	Akebia Therapeutics, Inc.	443,506	0.1
4,465	(2)	Akero Therapeutics, Inc.	94,658	0.0
46,783	(2)	Akorn, Inc.	26,255	0.0
6,195	(2)	Albireo Pharma, Inc.	101,412	0.0
14,390	(2)	Aldeyra Therapeutics, Inc.	35,543	0.0
17,141	(1),(2)	Alector, Inc.	413,612	0.1
9,844	(1),(2)	Allakos, Inc.	437,960	0.1
19,586	(1),(2)	Allogene Therapeutics, Inc.	380,752	0.1
81,275	(2)	Allscripts Healthcare Solutions, Inc.	572,176	0.1
19,696	(2)	Alphatec Holdings, Inc.	67,951	0.0
16,679	(1),(2)	AMAG Pharmaceuticals, Inc.	103,076	0.0
15,563	(2)	Amedisys, Inc.	2,856,433	0.4
9,412	(2)	American Renal Associates Holdings, Inc.	62,213	0.0
126,920	(1),(2)	Amicus Therapeutics, Inc.	1,172,741	0.2
22,918	(2)	AMN Healthcare Services, Inc.	1,324,890	0.2
60,620	(1),(2)	Amneal Pharmaceuticals, Inc.	210,958	0.0
17,999	(2)	Amphastar Pharmaceuticals, Inc.	267,105	0.0
11,957	(2)	AnaptysBio, Inc.	168,952	0.0
26,163	(1),(2)	Anavex Life Sciences Corp.	82,413	0.0
19,586	(2)	Angiodynamics, Inc.	204,282	0.0
4,534	(2)	ANI Pharmaceuticals, Inc.	184,715	0.0
7,088	(1),(2)	Anika Therapeutics, Inc.	204,914	0.0
84,398	(2)	Antares Pharma, Inc.	199,179	0.0
28,234	(2)	Apellis Pharmaceuticals, Inc.	756,389	0.1
3,889	(2)	Apollo Medical Holdings, Inc.	50,246	0.0
4,255	(2)	Applied Therapeutics, Inc.	139,096	0.0
3,345	(1),(2)	Aprea Therapeutics, Inc.	116,272	0.0
16,582	(2)	Apyx Medical Corp.	59,529	0.0
16,828	(2)	Arcus Biosciences, Inc.	233,573	0.0
4,845	(2)	Arcutis Biotherapeutics, Inc.	144,381	0.0
31,299	(2)	Ardelyx, Inc.	177,935	0.0
24,918	(1),(2)	Arena Pharmaceuticals, Inc.	1,046,556	0.2
49,444	(2)	Arrowhead Pharmaceuticals, Inc.	1,422,504	0.2
10,677	(2)	Arvinas, Inc.	430,283	0.1
14,188	(2)	Assembly Biosciences, Inc.	210,408	0.0
38,259	(2)	Assertio Therapeutics, Inc.	24,868	0.0
25,632	(2)	Atara Biotherapeutics, Inc.	218,128	0.0
35,034	(1),(2)	Athenex, Inc.	271,163	0.0
70,000	(2)	Athersys, Inc.	210,000	0.0
8,883	(1),(2)	Atreca, Inc.	147,014	0.0
18,416	(2)	AtriCure, Inc.	618,593	0.1
726	(1)	Atrion Corp.	471,900	0.1
23,594	(2)	Avanos Medical, Inc.	635,386	0.1
28,038	(1),(2)	Avid Bioservices, Inc.	143,274	0.0
11,686	(2)	Avrobio, Inc.	181,834	0.0
17,814	(2)	AxoGen, Inc.	185,266	0.0
9,067	(1),(2)	Axonics Modulation Technologies, Inc.	230,392	0.0
13,351	(1),(2)	Axsome Therapeutics, Inc.	785,439	0.1
6,248	(1),(2)	Baudax Bio, Inc.	15,495	0.0
5,600	(2)	Beam Therapeutics, Inc.	100,800	0.0
6,399	(2)	Beyondspring, Inc.	81,971	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Health Care: (continued)
78,010	(1),(2)	BioCryst Pharmaceuticals, Inc.	$ 156,020	0.0
39,910	(2)	BioDelivery Sciences International, Inc.	151,259	0.0
20,791	(1),(2)	Biohaven Pharmaceutical Holding Co. Ltd.	707,518	0.1
3,734	(1),(2)	BioLife Solutions, Inc.	35,473	0.0
9,760	(1),(2)	BioSig Technologies, Inc.	40,894	0.0
3,375	(2)	BioSpecifics Technologies Corp.	190,924	0.0
16,509	(1),(2)	BioTelemetry, Inc.	635,762	0.1
3,309	(2)	Bioxcel Therapeutics, Inc.	73,956	0.0
5,311	(2)	Black Diamond Therapeutics, Inc.	132,509	0.0
26,507	(2)	Blueprint Medicines Corp.	1,550,129	0.2
37,038	(1),(2)	Bridgebio Pharma, Inc.	1,074,102	0.2
93,589	(2)	Brookdale Senior Living, Inc.	291,998	0.1
28,675	(2)	Calithera Biosciences, Inc.	127,317	0.0
6,184	(1),(2)	Calyxt, Inc.	20,593	0.0
20,005	(1),(2)	Cara Therapeutics, Inc.	264,266	0.0
17,037	(2)	Cardiovascular Systems, Inc.	599,873	0.1
20,559	(1),(2)	CareDx, Inc.	448,803	0.1
29,993	(2)	CASI Pharmaceuticals, Inc.	61,186	0.0
4,733	(1),(2)	Castle Biosciences, Inc.	141,091	0.0
59,004	(2)	Castlight Health, Inc.	42,666	0.0
48,207	(1),(2)	Catalyst Pharmaceuticals, Inc.	185,597	0.0
3,941	(1),(2)	Catasys, Inc.	60,021	0.0
4,604	(2)	Celcuity, Inc.	29,926	0.0
7,029	(2)	Cellular Biomedicine Group, Inc.	111,199	0.0
16,797	(1),(2)	CEL-SCI Corp.	193,837	0.0
12,991	(2)	Cerecor, Inc.	32,218	0.0
73,438	(1),(2)	Cerus Corp.	341,487	0.1
18,930	(2)	Checkpoint Therapeutics, Inc.	28,584	0.0
20,378	(1),(2)	ChemoCentryx, Inc.	818,788	0.1
17,934	(2)	Chiasma, Inc.	65,459	0.0
30,741	(2)	Chimerix, Inc.	44,267	0.0
22,404	(1),(2)	ChromaDex Corp.	73,037	0.0
24,705	(1),(2)	Clovis Oncology, Inc.	157,124	0.0
27,111	(1),(2)	Codexis, Inc.	302,559	0.1
31,530	(1),(2)	Coherus Biosciences, Inc.	511,417	0.1
16,442	(1),(2)	Collegium Pharmaceutical, Inc.	268,498	0.0
44,017	(1),(2)	Community Health Systems, Inc.	147,017	0.0
6,417		Computer Programs & Systems, Inc.	142,778	0.0
13,060	(2)	Concert Pharmaceuticals, Inc.	115,450	0.0
36,671	(2)	ConforMIS, Inc.	23,103	0.0
13,684		Conmed Corp.	783,683	0.1
9,426	(1),(2)	Constellation Pharmaceuticals, Inc.	296,259	0.1
32,904	(1),(2)	Corbus Pharmaceuticals Holdings, Inc.	172,417	0.0
47,889	(1),(2)	Corcept Therapeutics, Inc.	569,400	0.1
12,976	(1),(2)	CorMedix, Inc.	46,584	0.0
5,788	(1),(2)	Cortexyme, Inc.	263,991	0.0
4,763	(2)	Corvel Corp.	259,631	0.0
5,676	(1),(2)	Crinetics Pharmaceuticals, Inc.	83,437	0.0
17,715	(2)	Cross Country Healthcare, Inc.	119,399	0.0
18,466	(2)	CryoLife, Inc.	312,445	0.1
16,319	(1),(2)	CryoPort, Inc.	278,565	0.0
10,514	(2)	Cue Biopharma, Inc.	149,194	0.0
6,929	(2)	Cutera, Inc.	90,493	0.0
13,117	(2)	Cyclerion Therapeutics, Inc.	34,760	0.0
40,413	(2)	Cymabay Therapeutics, Inc.	59,811	0.0
27,828	(1),(2)	Cytokinetics, Inc.	328,092	0.1
23,199	(2)	CytomX Therapeutics, Inc.	177,936	0.0
16,979	(1),(2)	CytoSorbents Corp.	131,248	0.0
10,298	(1),(2)	Deciphera Pharmaceuticals, Inc.	423,969	0.1
25,085	(1),(2)	Denali Therapeutics, Inc.	439,238	0.1
26,122	(2)	Dicerna Pharmaceuticals, Inc.	479,861	0.1
41,593	(1),(2)	Dynavax Technologies Corp.	146,823	0.0
4,698	(2)	Eagle Pharmaceuticals, Inc./DE	216,108	0.0
25,736	(1),(2)	Editas Medicine, Inc.	510,345	0.1
5,699	(1),(2)	Eidos Therapeutics, Inc.	279,194	0.1
11,297	(2)	Eiger BioPharmaceuticals, Inc.	76,820	0.0
5,830	(2)	ElectroCore, Inc.	5,539	0.0
12,988	(1),(2)	Eloxx Pharmaceuticals, Inc.	25,456	0.0
22,674	(2)	Emergent Biosolutions, Inc.	1,311,918	0.2
8,685	(1),(2)	Enanta Pharmaceuticals, Inc.	446,670	0.1
113,347	(1),(2)	Endo International PLC	419,384	0.1
25,326		Ensign Group, Inc.	952,511	0.1
22,046	(2)	Enzo Biochem, Inc.	55,776	0.0
38,784	(1),(2)	Epizyme, Inc.	601,540	0.1
12,609	(1),(2)	Esperion Therapeutics, Inc.	397,562	0.1
7,680	(1),(2)	Evelo Biosciences, Inc.	28,838	0.0
8,056	(1),(2)	Evofem Biosciences, Inc.	42,858	0.0
37,890	(1),(2)	Evolent Health, Inc.	205,743	0.0
8,690	(1),(2)	Evolus, Inc.	36,064	0.0
36,241	(2)	EyePoint Pharmaceuticals, Inc.	36,966	0.0
30,174	(1),(2)	Fate Therapeutics, Inc.	670,165	0.1
39,038	(1),(2)	FibroGen, Inc.	1,356,571	0.2
19,122	(2)	Five Prime Therapeutics, Inc.	43,407	0.0
16,510	(1),(2)	Flexion Therapeutics, Inc.	129,934	0.0
36,411	(2)	Fluidigm Corp.	92,484	0.0
12,546	(2)	Forty Seven, Inc.	1,197,139	0.2
2,654	(1),(2)	Frequency Therapeutics, Inc.	47,268	0.0
6,696	(2)	Fulcrum Therapeutics, Inc.	79,950	0.0
17,385	(1),(2)	G1 Therapeutics, Inc.	191,583	0.0
22,974	(2)	Galectin Therapeutics, Inc.	45,029	0.0
45,638	(2)	Genesis Healthcare, Inc.	38,455	0.0
28,782	(2)	GenMark Diagnostics, Inc.	118,582	0.0
92,874	(1),(2)	Geron Corp.	110,520	0.0
19,415	(1),(2)	Glaukos Corp.	599,147	0.1
28,934	(1),(2)	Global Blood Therapeutics, Inc.	1,478,238	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Health Care: (continued)
37,694	(2)	Globus Medical, Inc.	$1,603,126	0.2
18,476	(1),(2)	GlycoMimetics, Inc.	42,125	0.0
21,963	(1),(2)	Gossamer Bio, Inc.	222,924	0.0
12,342	(1),(2)	Gritstone Oncology, Inc.	71,830	0.0
25,023	(2)	Haemonetics Corp.	2,493,792	0.3
68,567	(2)	Halozyme Therapeutics, Inc.	1,233,520	0.2
18,410	(2)	Hanger Orthopedic Group, Inc.	286,828	0.1
4,850	(2)	Harpoon Therapeutics, Inc.	56,163	0.0
9,027	(2)	Health Catalyst, Inc.	236,056	0.0
34,306	(2)	HealthEquity, Inc.	1,735,541	0.2
13,835	(2)	HealthStream, Inc.	331,348	0.1
42,129	(1),(2)	Heron Therapeutics, Inc.	494,594	0.1
3,674	(1),(2)	Heska Corp.	203,172	0.0
43,116	(2)	HMS Holdings Corp.	1,089,541	0.2
12,498	(2)	Homology Medicines, Inc.	194,219	0.0
4,404	(2)	Hookipa Pharma, Inc.	36,333	0.0
2,640	(1),(2)	IGM Biosciences, Inc.	148,236	0.0
83,859	(1),(2)	Immunogen, Inc.	285,959	0.1
91,720	(2)	Immunomedics, Inc.	1,236,386	0.2
33,007	(1),(2)	Innoviva, Inc.	388,162	0.1
9,174	(2)	Inogen, Inc.	473,929	0.1
35,669	(1),(2)	Inovalon Holdings, Inc.	594,246	0.1
48,262	(1),(2)	Inovio Pharmaceuticals, Inc.	359,069	0.1
44,671	(1),(2)	Insmed, Inc.	716,076	0.1
6,774	(2)	Inspire Medical Systems, Inc.	408,337	0.1
16,116	(2)	Integer Holdings Corp.	1,013,052	0.1
19,466	(1),(2)	Intellia Therapeutics, Inc.	238,069	0.0
12,678	(1),(2)	Intercept Pharmaceuticals, Inc.	798,207	0.1
15,031	(2)	Intersect ENT, Inc.	178,117	0.0
25,860	(2)	Intra-Cellular Therapies, Inc.	397,468	0.1
4,325	(1),(2)	IntriCon Corp.	50,905	0.0
16,880	(1)	Invacare Corp.	125,418	0.0
43,120	(1),(2)	Invitae Corp.	589,450	0.1
58,242	(1),(2)	Iovance Biotherapeutics, Inc.	1,743,474	0.2
2,490	(2)	iRadimed Corp.	53,162	0.0
12,880	(1),(2)	iRhythm Technologies, Inc.	1,047,788	0.2
76,914	(1),(2)	Ironwood Pharmaceuticals, Inc.	776,062	0.1
7,040	(1),(2)	Joint Corp./The	76,384	0.0
8,757	(2)	Jounce Therapeutics, Inc.	41,596	0.0
79,434	(2)	Kadmon Holdings, Inc.	332,828	0.1
12,268	(1),(2)	Kala Pharmaceuticals, Inc.	107,836	0.0
6,513	(1),(2)	Kaleido Biosciences, Inc.	40,055	0.0
6,292	(2)	KalVista Pharmaceuticals, Inc.	48,134	0.0
5,272	(2)	Karuna Therapeutics, Inc.	379,584	0.1
29,936	(1),(2)	Karyopharm Therapeutics, Inc.	575,071	0.1
14,225	(2)	Kezar Life Sciences, Inc.	62,021	0.0
18,544	(2)	Kindred Biosciences, Inc.	74,176	0.0
7,500	(1),(2)	Kiniksa Pharmaceuticals Ltd.	116,100	0.0
13,897	(1),(2)	Kodiak Sciences, Inc.	662,887	0.1
5,384	(1),(2)	Krystal Biotech, Inc.	232,804	0.0
16,231	(2)	Kura Oncology, Inc.	161,498	0.0
11,483	(2)	La Jolla Pharmaceutical Co.	48,229	0.0
16,198	(1),(2)	Lannett Co., Inc.	112,576	0.0
19,798	(2)	Lantheus Holdings, Inc.	252,622	0.0
8,949		LeMaitre Vascular, Inc.	223,009	0.0
21,927	(1),(2)	Lexicon Pharmaceuticals, Inc.	42,758	0.0
14,927	(2)	LHC Group, Inc.	2,092,765	0.3
8,646	(1),(2)	Ligand Pharmaceuticals, Inc.	628,737	0.1
59,324	(2)	Lineage Cell Therapeutics, Inc.	49,126	0.0
7,746	(2)	Liquidia Technologies, Inc.	36,484	0.0
24,236	(2)	LivaNova PLC	1,096,679	0.2
25,071	(1),(2)	Livongo Health, Inc.	715,276	0.1
4,736	(2)	LogicBio Therapeutics, Inc.	23,396	0.0
21,120		Luminex Corp.	581,434	0.1
22,549	(2)	MacroGenics, Inc.	131,235	0.0
4,155	(1),(2)	Madrigal Pharmaceuticals, Inc.	277,388	0.0
11,013	(2)	Magellan Health, Inc.	529,835	0.1
9,674	(2)	Magenta Therapeutics, Inc.	60,753	0.0
42,128	(1),(2)	Mallinckrodt PLC - W/I	83,413	0.0
98,582	(2)	MannKind Corp.	101,539	0.0
42,410	(2)	Marinus Pharmaceuticals, Inc.	86,092	0.0
16,012	(1),(2)	Marker Therapeutics, Inc.	30,423	0.0
21,237	(1),(2)	MediciNova, Inc.	79,002	0.0
13,896	(2)	Medpace Holdings, Inc.	1,019,688	0.1
46,079	(2)	MEI Pharma, Inc.	74,187	0.0
8,493	(2)	MeiraGTx Holdings plc	114,146	0.0
22,861	(1),(2)	Menlo Therapeutics, Inc.	61,267	0.0
21,042	(2)	Meridian Bioscience, Inc.	176,753	0.0
26,643	(1),(2)	Merit Medical Systems, Inc.	832,594	0.1
18,967	(2)	Mersana Therapeutics, Inc.	110,578	0.0
1,905	(1)	Mesa Laboratories, Inc.	430,701	0.1
6,160	(2)	Millendo Therapeutics, Inc.	32,525	0.0
16,344	(2)	Minerva Neurosciences, Inc.	98,391	0.0
14,592	(1),(2)	Mirati Therapeutics, Inc.	1,121,687	0.2
3,009	(2)	Mirum Pharmaceuticals, Inc.	42,126	0.0
4,278	(2)	Misonix, Inc.	40,299	0.0
10,510	(1),(2)	Molecular Templates, Inc.	139,678	0.0
55,883	(1),(2)	Momenta Pharmaceuticals, Inc.	1,520,018	0.2
5,686	(1),(2)	Morphic Holding, Inc.	83,470	0.0
15,614	(2)	Mustang Bio, Inc.	41,846	0.0
22,226	(2)	MyoKardia, Inc.	1,041,955	0.2
35,420	(2)	Myriad Genetics, Inc.	506,860	0.1
16,889	(1),(2)	NanoString Technologies, Inc.	406,180	0.1
31,166	(2)	Natera, Inc.	930,617	0.1
6,266		National Healthcare Corp.	449,460	0.1
6,340		National Research Corp.	288,343	0.1
16,998	(2)	Natus Medical, Inc.	393,164	0.1
25,726	(2)	Neogen Corp.	1,723,385	0.2
47,445	(1),(2)	NeoGenomics, Inc.	1,309,956	0.2
6,933	(1),(2)	Neon Therapeutics, Inc.	18,303	0.0
9,294	(2)	Neuronetics, Inc.	17,566	0.0
14,989	(1),(2)	Nevro Corp.	1,498,600	0.2
7,269	(2)	NextCure, Inc.	269,462	0.0
28,011	(2)	NextGen Healthcare, Inc.	292,435	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Health Care: (continued)
12,524	(2)	NGM Biopharmaceuticals, Inc.	$ 154,421	0.0
16,388	(2)	Novavax, Inc.	222,549	0.0
43,111	(2)	Novocure Ltd.	2,903,095	0.4
25,802	(2)	NuVasive, Inc.	1,307,129	0.2
21,193	(1),(2)	Ocular Therapeutix, Inc.	104,905	0.0
5,012	(2)	Odonate Therapeutics, Inc.	138,381	0.0
25,050	(1),(2)	Omeros Corp.	334,919	0.1
20,613	(2)	Omnicell, Inc.	1,351,801	0.2
192,972	(1),(2)	Opko Health, Inc.	258,582	0.0
7,722	(1),(2)	OptimizeRx Corp.	69,961	0.0
13,018	(1),(2)	Optinose, Inc.	58,451	0.0
15,770	(1),(2)	Option Care Health, Inc.	149,342	0.0
32,206	(2)	OraSure Technologies, Inc.	346,537	0.1
9,313	(2)	Orthofix Medical, Inc.	260,857	0.0
4,950	(1),(2)	OrthoPediatrics Corp.	196,218	0.0
30,716	(1)	Owens & Minor, Inc.	281,051	0.1
2,805	(2)	Oyster Point Pharma, Inc.	98,175	0.0
73,040	(2)	Pacific Biosciences of California, Inc.	223,502	0.0
20,179	(2)	Pacira BioSciences, Inc.	676,602	0.1
124,717	(2)	Palatin Technologies, Inc.	52,830	0.0
17,189	(2)	Paratek Pharmaceuticals, Inc.	54,145	0.0
41,794	(1)	Patterson Cos., Inc.	639,030	0.1
59,329	(2)	PDL BioPharma, Inc.	167,308	0.0
13,098	(2)	Pennant Group, Inc./The	185,468	0.0
7,479	(1),(2)	Personalis, Inc.	60,356	0.0
10,128	(1),(2)	PetIQ, Inc.	235,273	0.0
15,399	(2)	Pfenex, Inc.	135,819	0.0
7,373	(1),(2)	PhaseBio Pharmaceuticals, Inc.	24,405	0.0
5,287	(1),(2)	Phathom Pharmaceuticals, Inc.	136,510	0.0
10,363		Phibro Animal Health Corp.	250,474	0.0
12,431	(2)	Phreesia, Inc.	261,424	0.0
26,086	(2)	Pieris Pharmaceuticals, Inc.	59,476	0.0
11,362	(1),(2)	PolarityTE, Inc.	12,271	0.0
38,789	(1),(2)	Portola Pharmaceuticals, Inc.	276,566	0.0
35,591	(1),(2)	Precigen, Inc.	121,009	0.0
17,537	(2)	Precision BioSciences, Inc.	105,748	0.0
24,635	(2)	Prestige Consumer Healthcare, Inc.	903,612	0.1
7,380	(2)	Prevail Therapeutics, Inc.	89,962	0.0
9,202	(1),(2)	Principia Biopharma, Inc.	546,415	0.1
43,366	(2)	Progenics Pharmaceuticals, Inc.	164,791	0.0
5,511	(1),(2)	Progyny, Inc.	116,778	0.0
9,624	(2)	Protagonist Therapeutics, Inc.	67,945	0.0
19,992	(2)	Prothena Corp. PLC	213,914	0.0
6,056	(2)	Providence Service Corp.	332,353	0.1
29,736	(2)	PTC Therapeutics, Inc.	1,326,523	0.2
6,703	(1),(2)	Pulse Biosciences, Inc.	47,993	0.0
15,770	(1),(2)	Puma Biotechnology, Inc.	133,099	0.0
7,265	(2)	Quanterix Corp.	133,458	0.0
17,758	(2)	Quidel Corp.	1,736,910	0.2
52,804	(2)	R1 RCM, Inc.	479,988	0.1
17,559	(2)	Ra Pharmaceuticals, Inc.	843,008	0.1
22,650	(2)	Radius Health, Inc.	294,450	0.1
22,024	(2)	RadNet, Inc.	231,472	0.0
11,207	(2)	Reata Pharmaceuticals, Inc.	1,617,618	0.2
10,398	(2)	Recro Pharma, Inc.	84,952	0.0
16,641	(2)	REGENXBIO, Inc.	538,836	0.1
25,970	(2)	Repligen Corp.	2,507,144	0.3
6,730	(2)	Replimune Group, Inc.	67,098	0.0
6,077	(1),(2)	resTORbio, Inc.	6,259	0.0
20,575	(2)	Retrophin, Inc.	300,189	0.1
25,091	(1),(2)	Revance Therapeutics, Inc.	371,347	0.1
6,404	(2)	REVOLUTION Medicines, Inc.	140,312	0.0
14,796	(2)	Rhythm Pharmaceuticals, Inc.	225,195	0.0
85,562	(2)	Rigel Pharmaceuticals, Inc.	133,477	0.0
15,548	(1),(2)	Rocket Pharmaceuticals, Inc.	216,895	0.0
34,911	(1),(2)	Rockwell Medical, Inc.	71,568	0.0
29,306	(2)	RTI Surgical Holdings, Inc.	50,113	0.0
17,210	(1),(2)	Rubius Therapeutics, Inc.	76,585	0.0
57,577	(2)	Sangamo Therapeutics, Inc.	366,765	0.1
2,411	(2)	Satsuma Pharmaceuticals, Inc.	51,885	0.0
18,783	(1),(2)	Savara, Inc.	39,820	0.0
9,150	(1),(2)	Scholar Rock Holding Corp.	110,807	0.0
6,708	(2)	Schrodinger, Inc./United States	289,249	0.1
10,407	(2)	SeaSpine Holdings Corp.	85,025	0.0
55,077	(2)	Select Medical Holdings Corp.	826,155	0.1
66,807	(1),(2)	Senseonics Holdings, Inc.	42,322	0.0
19,279	(2)	Seres Therapeutics, Inc.	68,826	0.0
12,682	(1),(2)	Shockwave Medical, Inc.	420,789	0.1
9,119	(2)	SI-BONE, Inc.	108,972	0.0
18,576	(2)	Sientra, Inc.	36,966	0.0
30,021	(2)	SIGA Technologies, Inc.	143,500	0.0
7,773	(1),(2)	Silk Road Medical, Inc.	244,694	0.0
6,178	(1)	Simulations Plus, Inc.	215,736	0.0
11,321	(2)	Solid Biosciences, Inc.	27,057	0.0
2,662	(1),(2)	Soliton, Inc.	21,562	0.0
67,168	(1),(2)	Sorrento Therapeutics, Inc.	123,589	0.0
53,662	(1),(2)	Spectrum Pharmaceuticals, Inc.	125,032	0.0
7,721	(2)	Spero Therapeutics, Inc.	62,386	0.0
5,323	(1),(2)	SpringWorks Therapeutics, Inc.	143,721	0.0
22,203	(1),(2)	Staar Surgical Co.	716,269	0.1
21,713	(1),(2)	Stemline Therapeutics, Inc.	105,091	0.0
8,492	(1),(2)	Stoke Therapeutics, Inc.	194,467	0.0
17,287	(2)	Strongbridge Biopharma PLC	32,672	0.0
24,544	(2)	Supernus Pharmaceuticals, Inc.	441,547	0.1
12,183	(1),(2)	Surgery Partners, Inc.	79,555	0.0
6,867	(2)	SurModics, Inc.	228,808	0.0
6,905	(2)	Sutro Biopharma, Inc.	70,431	0.0
11,528	(2)	Syndax Pharmaceuticals, Inc.	126,462	0.0
30,972	(2)	Syneos Health, Inc.	1,220,916	0.2
9,223	(2)	Synlogic, Inc.	15,864	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Health Care: (continued)
18,594	(2)	Syros Pharmaceuticals, Inc.	$ 110,262	0.0
9,675	(1),(2)	Tabula Rasa HealthCare, Inc.	505,906	0.1
9,174	(1),(2)	Tactile Systems Technology, Inc.	368,428	0.1
27,838	(1),(2)	Tandem Diabetes Care, Inc.	1,791,375	0.3
6,012	(2)	TCR2 Therapeutics, Inc.	46,533	0.0
35,974	(1),(2)	Teladoc Health, Inc.	5,576,330	0.8
51,267	(2)	Tenet Healthcare Corp.	738,245	0.1
42,956	(1),(2)	TG Therapeutics, Inc.	422,687	0.1
107,597	(1),(2)	TherapeuticsMD, Inc.	114,053	0.0
23,885	(2)	Theravance Biopharma, Inc.	551,982	0.1
23,218	(1),(2)	Tivity Health, Inc.	146,041	0.0
8,527	(2)	Tocagen, Inc.	10,403	0.0
17,952	(1),(2)	Translate Bio, Inc.	178,981	0.0
7,154	(1),(2)	TransMedics Group, Inc.	86,420	0.0
11,056	(2)	Tricida, Inc.	243,232	0.0
11,520	(2)	Triple-S Management Corp.	162,432	0.0
13,821	(1),(2)	Turning Point Therapeutics, Inc.	617,246	0.1
12,784	(1),(2)	Twist Bioscience Corp.	390,935	0.1
39,043	(1),(2)	Tyme Technologies, Inc.	42,947	0.0
27,066	(1),(2)	Ultragenyx Pharmaceutical, Inc.	1,202,542	0.2
14,678	(1),(2)	UNITY Biotechnology, Inc.	85,132	0.0
9,535	(1),(2)	UroGen Pharma Ltd.	170,104	0.0
6,357	(1)	US Physical Therapy, Inc.	438,633	0.1
1,794		Utah Medical Products, Inc.	168,726	0.0
26,569	(2)	Vanda Pharmaceuticals, Inc.	275,255	0.0
7,543	(2)	Vapotherm, Inc.	142,035	0.0
18,860	(2)	Varex Imaging Corp.	428,311	0.1
74,416	(2)	VBI Vaccines, Inc.	70,695	0.0
23,571	(1),(2)	Veracyte, Inc.	573,011	0.1
22,715	(2)	Vericel Corp.	208,297	0.0
6,637	(1),(2)	Verrica Pharmaceuticals, Inc.	72,542	0.0
2,884	(1),(2)	Viela Bio, Inc.	109,592	0.0
51,475	(1),(2)	ViewRay, Inc.	128,688	0.0
32,125	(1),(2)	Viking Therapeutics, Inc.	150,345	0.0
3,832	(1),(2)	Vir Biotechnology, Inc.	131,323	0.0
15,782	(1),(2)	Vocera Communications, Inc.	335,210	0.1
12,312	(1),(2)	Voyager Therapeutics, Inc.	112,655	0.0
10,814	(1),(2)	WaVe Life Sciences Ltd.	101,327	0.0
62,728	(2)	Wright Medical Group NV	1,797,157	0.3
7,759	(2)	X4 Pharmaceuticals, Inc.	77,590	0.0
7,158	(2)	XBiotech, Inc.	76,018	0.0
23,542	(1),(2)	Xencor, Inc.	703,435	0.1
13,396	(1),(2)	Xeris Pharmaceuticals, Inc.	26,122	0.0
11,784	(2)	Y-mAbs Therapeutics, Inc.	307,562	0.1
89,878	(1),(2)	ZIOPHARM Oncology, Inc.	220,201	0.0
21,211	(1),(2)	Zogenix, Inc.	524,548	0.1
12,238	(1),(2)	Zynerba Pharmaceuticals, Inc.	46,872	0.0
8,206	(2)	Zynex, Inc.	90,840	0.0
			154,301,932	20.6

		Industrials: 14.7%
20,273		AAON, Inc.	979,591	0.1
16,900		AAR Corp.	300,144	0.0
33,005		ABM Industries, Inc.	804,002	0.1
26,598	(2)	Acacia Research Corp.	59,048	0.0
50,459		ACCO Brands Corp.	254,818	0.0
35,519	(2)	Advanced Disposal Services, Inc.	1,165,023	0.2
19,857		Advanced Drainage Systems, Inc.	584,590	0.1
16,022	(2)	Aegion Corp.	287,274	0.0
36,281	(1),(2)	Aerojet Rocketdyne Holdings, Inc.	1,517,634	0.2
10,604	(2)	Aerovironment, Inc.	646,420	0.1
29,151	(2)	Air Transport Services Group, Inc.	532,880	0.1
4,997		Alamo Group, Inc.	443,634	0.1
15,166		Albany International Corp.	717,807	0.1
6,516		Allegiant Travel Co.	533,009	0.1
3,654		Allied Motion Technologies, Inc.	86,600	0.0
31,863		Altra Industrial Motion Corp.	557,284	0.1
12,237	(1),(2)	Ameresco, Inc.	208,396	0.0
11,633	(1),(2)	American Superconductor Corp.	63,749	0.0
8,482	(2)	American Woodmark Corp.	386,525	0.1
13,240		Apogee Enterprises, Inc.	275,657	0.0
18,949		Applied Industrial Technologies, Inc.	866,348	0.1
12,782		ArcBest Corp.	223,941	0.0
24,106		Arcosa, Inc.	957,972	0.1
7,675	(1)	Argan, Inc.	265,325	0.0
7,853	(2)	Armstrong Flooring, Inc.	11,230	0.0
25,364	(2)	ASGN, Inc.	895,856	0.1
11,173	(1)	Astec Industries, Inc.	390,720	0.1
11,996	(2)	Astronics Corp.	110,123	0.0
24,032	(2)	Atkore International Group, Inc.	506,354	0.1
11,824	(2)	Atlas Air Worldwide Holdings, Inc.	303,522	0.0
28,550	(2)	Avis Budget Group, Inc.	396,845	0.1
28,826	(1),(2)	Axon Enterprise, Inc.	2,040,016	0.3
13,233		AZZ, Inc.	372,112	0.1
23,270		Barnes Group, Inc.	973,384	0.1
3,859		Barrett Business Services, Inc.	152,971	0.0
27,034	(2)	Beacon Roofing Supply, Inc.	447,142	0.1
5,191		BG Staffing, Inc.	38,829	0.0
27,534	(1),(2)	Bloom Energy Corp.	144,003	0.0
8,431	(2)	Blue Bird Corp.	92,151	0.0
4,639	(1),(2)	BlueLinx Holdings, Inc.	22,963	0.0
33,322	(2)	BMC Stock Holdings, Inc.	590,799	0.1
23,688		Brady Corp.	1,069,039	0.1
19,981	(1)	Briggs & Stratton Corp.	36,166	0.0
16,448	(1),(2)	BrightView Holdings, Inc.	181,915	0.0
24,792		Brink's Co.	1,290,424	0.2
57,036	(2)	Builders FirstSource, Inc.	697,550	0.1
11,477	(1)	Caesarstone Ltd.	121,312	0.0
8,000	(2)	CAI International, Inc.	113,120	0.0
22,156	(2)	Casella Waste Systems, Inc.	865,413	0.1
26,065	(2)	CBIZ, Inc.	545,280	0.1
16,689	(2)	Ceco Environmental Corp.	77,938	0.0
17,817	(2)	Chart Industries, Inc.	516,337	0.1
9,409	(1),(2)	Cimpress PLC	500,559	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Industrials: (continued)
10,372	(2)	CIRCOR International, Inc.	$ 120,626	0.0
11,755		Columbus McKinnon Corp.	293,875	0.0
18,049		Comfort Systems USA, Inc.	659,691	0.1
14,585	(2)	Commercial Vehicle Group, Inc.	22,023	0.0
13,036	(2)	Concrete Pumping Holdings, Inc.	37,283	0.0
8,306	(2)	Construction Partners, Inc.	140,288	0.0
22,622	(2)	Cornerstone Building Brands, Inc.	103,156	0.0
28,068		Costamare, Inc.	126,867	0.0
58,098		Covanta Holding Corp.	496,738	0.1
5,986	(2)	Covenant Transportation Group, Inc.	51,899	0.0
3,866		CRA International, Inc.	129,163	0.0
7,533		CSW Industrials, Inc.	488,515	0.1
15,707	(1)	Cubic Corp.	648,856	0.1
23,352	(2)	Daseke, Inc.	32,693	0.0
21,420		Deluxe Corp.	555,421	0.1
11,536		Douglas Dynamics, Inc.	409,643	0.1
5,430	(2)	Ducommun, Inc.	134,935	0.0
8,135	(2)	DXP Enterprises, Inc.	99,735	0.0
15,328	(1),(2)	Dycom Industries, Inc.	393,163	0.1
25,403	(1),(2)	Eagle Bulk Shipping, Inc.	46,996	0.0
2,723		Eastern Co/The	53,098	0.0
13,708	(2)	Echo Global Logistics, Inc.	234,133	0.0
27,318		EMCOR Group, Inc.	1,675,140	0.2
10,248		Encore Wire Corp.	430,314	0.1
20,943	(1),(2)	Energous Corp.	15,561	0.0
20,717	(1),(2)	Energy Recovery, Inc.	154,134	0.0
27,628		Enerpac Tool Group Corp.	457,243	0.1
21,086		EnerSys	1,044,179	0.1
13,395	(1)	Ennis, Inc.	251,558	0.0
10,360		EnPro Industries, Inc.	410,049	0.1
12,677		ESCO Technologies, Inc.	962,311	0.1
2,781	(1),(2)	EVI Industries, Inc.	43,884	0.0
38,303	(2)	Evoqua Water Technologies Corp.	429,377	0.1
25,708		Exponent, Inc.	1,848,662	0.3
29,798		Federal Signal Corp.	812,889	0.1
5,654	(2)	Forrester Research, Inc.	165,266	0.0
13,818		Forward Air Corp.	699,882	0.1
9,603	(2)	Foundation Building Materials, Inc.	98,815	0.0
5,479	(2)	Franklin Covey Co.	85,144	0.0
22,916		Franklin Electric Co., Inc.	1,080,031	0.2
18,526	(2)	FTI Consulting, Inc.	2,218,859	0.3
17,342	(1)	GATX Corp.	1,084,916	0.2
7,628		Genco Shipping & Trading Ltd.	48,972	0.0
4,657	(2)	Gencor Industries, Inc.	48,898	0.0
30,369	(2)	Generac Holdings, Inc.	2,829,480	0.4
5,982	(2)	General Finance Corp.	37,328	0.0
16,128	(2)	Gibraltar Industries, Inc.	692,214	0.1
18,887	(2)	GMS, Inc.	297,093	0.0
9,030		Gorman-Rupp Co.	281,826	0.0
6,172	(2)	GP Strategies Corp.	40,180	0.0
4,757		Graham Corp.	61,365	0.0
23,493	(1)	Granite Construction, Inc.	356,624	0.1
31,711	(2)	Great Lakes Dredge & Dock Corp.	263,201	0.0
16,133	(1)	Greenbrier Cos., Inc.	286,199	0.0
18,927		Griffon Corp.	239,427	0.0
15,958		H&E Equipment Services, Inc.	234,263	0.0
40,169	(2)	Harsco Corp.	279,978	0.0
23,018	(1)	Hawaiian Holdings, Inc.	240,308	0.0
36,730	(1)	Healthcare Services Group, Inc.	878,214	0.1
22,925		Heartland Express, Inc.	425,717	0.1
9,770		Heidrick & Struggles International, Inc.	219,825	0.0
14,647		Helios Technologies, Inc.	555,414	0.1
12,447	(2)	Herc Holdings, Inc.	254,666	0.0
7,820	(2)	Heritage-Crystal Clean, Inc.	126,997	0.0
29,404		Herman Miller, Inc.	652,769	0.1
50,429	(1),(2)	Hertz Global Holdings, Inc.	311,651	0.0
35,881		Hillenbrand, Inc.	685,686	0.1
21,017		HNI Corp.	529,418	0.1
16,006	(2)	HUB Group, Inc.	727,793	0.1
2,970		Hurco Cos, Inc.	86,427	0.0
11,280	(2)	Huron Consulting Group, Inc.	511,661	0.1
5,229		Hyster-Yale Materials Handling, Inc. - A shares	209,631	0.0
9,053		ICF International, Inc.	621,941	0.1
4,148	(2)	IES Holdings, Inc.	73,212	0.0
22,245	(1),(2)	Innerworkings, Inc.	26,027	0.0
18,268		Insperity, Inc.	681,396	0.1
8,928		Insteel Industries, Inc.	118,296	0.0
30,137		Interface, Inc.	227,836	0.0
34,183	(2)	JELD-WEN Holding, Inc.	332,601	0.1
15,372		John Bean Technologies Corp.	1,141,678	0.2
5,618		Kadant, Inc.	419,384	0.1
13,729		Kaman Corp.	528,155	0.1
17,122		Kelly Services, Inc.	217,278	0.0
40,628	(1)	Kennametal, Inc.	756,493	0.1
10,182		Kforce, Inc.	260,354	0.0
19,052		Kimball International, Inc.	226,909	0.0
25,101		Knoll, Inc.	259,042	0.0
27,497		Korn Ferry	668,727	0.1
45,205	(1),(2)	Kratos Defense & Security Solutions, Inc.	625,637	0.1
2,213	(2)	Lawson Products	59,131	0.0
4,569	(2)	LB Foster Co.	56,473	0.0
5,459		Lindsay Corp.	499,935	0.1
13,919		Luxfer Holdings PLC	196,815	0.0
8,367	(2)	Lydall, Inc.	54,051	0.0
17,414	(2)	Manitowoc Co., Inc./The	148,019	0.0
19,753		Marten Transport Ltd.	405,332	0.1
12,400	(2)	Masonite International Corp.	588,380	0.1
29,653	(1),(2)	Mastec, Inc.	970,543	0.1
21,237		Matson, Inc.	650,277	0.1
15,430		Matthews International Corp.	373,252	0.1
30,273		Maxar Technologies, Inc.	323,316	0.1
12,020		McGrath Rentcorp	629,608	0.1
26,818	(2)	Mercury Systems, Inc.	1,913,196	0.3
35,291	(2)	Meritor, Inc.	467,606	0.1
12,989	(2)	Mesa Air Group, Inc.	42,734	0.0
5,847		Miller Industries, Inc.	165,353	0.0
9,016	(2)	Mistras Group, Inc.	38,408	0.0
22,079		Mobile Mini, Inc.	579,132	0.1
15,283		Moog, Inc.	772,250	0.1
41,539	(1),(2)	MRC Global, Inc.	176,956	0.0
17,437		MSA Safety, Inc.	1,764,624	0.2
27,349		Mueller Industries, Inc.	654,735	0.1
78,021		Mueller Water Products, Inc.	624,948	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Industrials: (continued)
8,225	(2)	MYR Group, Inc.	$ 215,413	0.0
2,594		National Presto Industries, Inc.	183,681	0.0
24,986	(2)	Navistar International Corp.	412,019	0.1
21,445		NN, Inc.	37,100	0.0
5,232	(2)	Northwest Pipe Co.	116,412	0.0
55,131	(1),(2)	NOW, Inc.	284,476	0.0
5,216	(1),(2)	NV5 Global, Inc.	215,369	0.0
1,605	(1)	Omega Flex, Inc.	135,462	0.0
1,032	(2)	PAM Transportation Services	31,734	0.0
9,192		Park Aerospace Corp.	115,819	0.0
4,314		Park-Ohio Holdings Corp.	81,707	0.0
9,773	(2)	Parsons Corp.	312,345	0.0
11,384		Patrick Industries, Inc.	320,573	0.1
28,787	(2)	PGT Innovations, Inc.	241,523	0.0
9,886	(2)	Pico Holdings, Inc.	76,913	0.0
84,141	(1)	Pitney Bowes, Inc.	171,648	0.0
146,270	(1),(2)	Plug Power, Inc.	517,796	0.1
4,612		Powell Industries, Inc.	118,390	0.0
1,561		Preformed Line Products Co.	77,785	0.0
22,486		Primoris Services Corp.	357,527	0.1
13,287	(2)	Proto Labs, Inc.	1,011,539	0.1
16,294	(1)	Quad/Graphics, Inc.	41,061	0.0
17,162		Quanex Building Products Corp.	172,993	0.0
19,589	(2)	Radiant Logistics, Inc.	75,809	0.0
18,021		Raven Industries, Inc.	382,586	0.1
12,008	(2)	RBC Bearings, Inc.	1,354,382	0.2
16,436		Resources Connection, Inc.	180,303	0.0
12,935		REV Group, Inc.	53,939	0.0
52,445		Rexnord Corp.	1,188,928	0.2
36,523		RR Donnelley & Sons Co.	35,007	0.0
14,833		Rush Enterprises, Inc. - Class A	473,469	0.1
1,221		Rush Enterprises, Inc.	37,253	0.0
27,220	(2)	Safe Bulkers, Inc.	32,392	0.0
12,867	(2)	Saia, Inc.	946,239	0.1
29,029		Scorpio Bulkers, Inc.	73,443	0.0
22,243		Simpson Manufacturing Co., Inc.	1,378,621	0.2
20,213	(1),(2)	SiteOne Landscape Supply, Inc.	1,488,081	0.2
24,225		Skywest, Inc.	634,453	0.1
11,655	(2)	SP Plus Corp.	241,841	0.0
18,014		Spartan Motors, Inc.	232,561	0.0
34,008	(1),(2)	Spirit Airlines, Inc.	438,363	0.1
22,003	(2)	SPX Corp.	718,178	0.1
20,911	(2)	SPX FLOW, Inc.	594,291	0.1
6,195		Standex International Corp.	303,679	0.0
43,709		Steelcase, Inc.	431,408	0.1
13,489	(2)	Sterling Construction Co., Inc.	128,145	0.0
56,401	(1),(2)	Sunrun, Inc.	569,650	0.1
6,889	(1)	Systemax, Inc.	122,142	0.0
14,421	(1),(2)	Team, Inc.	93,736	0.0
9,057		Tennant Co.	524,853	0.1
31,545		Terex Corp.	452,986	0.1
27,038		Tetra Tech, Inc.	1,909,424	0.3
26,593	(1),(2)	Textainer Group Holdings Ltd.	218,594	0.0
16,800	(2)	Thermon Group Holdings, Inc.	253,176	0.0
25,026		Titan International, Inc.	38,790	0.0
9,331	(2)	Titan Machinery, Inc.	81,086	0.0
14,762	(1),(2)	TPI Composites, Inc.	218,182	0.0
3,421	(2)	Transcat, Inc.	90,657	0.0
29,026	(1),(2)	Trex Co., Inc.	2,326,144	0.3
22,315	(2)	Trimas Corp.	515,477	0.1
21,821	(2)	TriNet Group, Inc.	821,779	0.1
26,960		Triton International Ltd./Bermuda	697,455	0.1
24,350		Triumph Group, Inc.	164,606	0.0
19,525	(2)	TrueBlue, Inc.	249,139	0.0
19,271	(2)	Tutor Perini Corp.	129,501	0.0
5,011	(2)	Twin Disc, Inc.	34,977	0.0
7,548		Unifirst Corp.	1,140,427	0.2
29,645		Universal Forest Products, Inc.	1,102,498	0.2
3,958		Universal Logistics Holdings, Inc.	51,850	0.0
29,890	(1),(2)	Upwork, Inc.	192,791	0.0
11,901		US Ecology, Inc.	361,790	0.1
10,709	(1),(2)	US Xpress Enterprises, Inc.	35,768	0.0
5,894	(2)	Vectrus, Inc.	244,071	0.0
6,592	(2)	Veritiv Corp.	51,813	0.0
10,454		Viad Corp.	221,938	0.0
9,215	(2)	Vicor Corp.	410,436	0.1
22,320	(2)	Vivint Solar, Inc.	97,538	0.0
4,640		VSE Corp.	76,050	0.0
26,730	(1)	Wabash National Corp.	192,991	0.0
13,610		Watts Water Technologies, Inc.	1,152,087	0.2
65,849	(2)	Welbilt, Inc.	337,805	0.1
22,373	(1)	Werner Enterprises, Inc.	811,245	0.1
5,025	(1),(2)	Willdan Group, Inc.	107,384	0.0
1,593	(2)	Willis Lease Finance Corp.	42,374	0.0
26,280	(1),(2)	Willscot Corp.	266,216	0.0
14,999	(1),(2)	YRC Worldwide, Inc.	25,198	0.0
			110,329,300	14.7

		Information Technology: 14.6%
57,864	(1),(2)	3D Systems Corp.	446,131	0.1
47,308	(1),(2)	8x8, Inc.	655,689	0.1
26,704	(2)	A10 Networks, Inc.	165,832	0.0
18,756	(2)	Acacia Communications, Inc.	1,260,028	0.2
57,106	(2)	ACI Worldwide, Inc.	1,379,110	0.2
13,778	(2)	Adesto Technologies Corp.	154,176	0.0
24,032		Adtran, Inc.	184,566	0.0
18,864	(1),(2)	Advanced Energy Industries, Inc.	914,715	0.1
10,974	(2)	Agilysys, Inc.	183,266	0.0
4,615	(2)	Airgain, Inc.	34,105	0.0
15,973	(1),(2)	Akoustis Technologies, Inc.	85,775	0.0
18,387	(2)	Alarm.com Holdings, Inc.	715,438	0.1
10,309	(2)	Alpha & Omega Co.	66,081	0.0
19,907	(1),(2)	Altair Engineering, Inc.	527,535	0.1
15,959	(2)	Ambarella, Inc.	774,969	0.1
15,620		American Software, Inc.	221,960	0.0
49,373	(2)	Amkor Technology, Inc.	384,616	0.1
15,122	(2)	Anixter International, Inc.	1,328,770	0.2
7,899	(1),(2)	Appfolio, Inc.	876,394	0.1
16,787	(1),(2)	Appian Corp.	675,341	0.1
9,409	(1),(2)	Applied Optoelectronics, Inc.	71,414	0.0
37,957	(2)	Arlo Technologies, Inc.	92,236	0.0
4,017		AstroNova, Inc.	31,172	0.0
48,664	(1),(2)	Avaya Holdings Corp.	393,692	0.1
14,278	(1),(2)	Avid Technology, Inc.	96,091	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Information Technology: (continuted)
16,717	(2)	Axcelis Technologies, Inc.	$ 306,088	0.0
19,123	(2)	AXT, Inc.	61,385	0.0
14,274	(1)	Badger Meter, Inc.	765,086	0.1
4,770		Bel Fuse, Inc.	46,460	0.0
19,333		Belden, Inc.	697,535	0.1
18,615		Benchmark Electronics, Inc.	372,114	0.1
14,520	(2)	Benefitfocus, Inc.	129,373	0.0
24,224	(1)	Blackbaud, Inc.	1,345,643	0.2
21,521	(1),(2)	Blackline, Inc.	1,132,220	0.2
21,457	(2)	Bottomline Technologies de, Inc.	786,399	0.1
72,282	(1),(2)	Box, Inc.	1,014,839	0.1
21,328	(2)	Brightcove, Inc.	148,656	0.0
35,575		Brooks Automation, Inc.	1,085,037	0.2
14,361		Cabot Microelectronics Corp.	1,639,165	0.2
17,028	(2)	CalAmp Corp.	76,626	0.0
25,176	(2)	Calix, Inc.	178,246	0.0
18,645	(1),(2)	Cardtronics plc	390,053	0.1
15,744	(2)	Casa Systems, Inc.	55,104	0.0
7,690		Cass Information Systems, Inc.	270,380	0.0
11,002	(2)	Ceva, Inc.	274,280	0.0
14,474	(2)	ChannelAdvisor Corp.	105,081	0.0
28,809	(2)	Cirrus Logic, Inc.	1,890,735	0.3
6,625	(2)	Clearfield, Inc.	78,506	0.0
120,447	(1),(2)	Cloudera, Inc.	947,918	0.1
20,402		Cohu, Inc.	252,577	0.0
20,392	(2)	Commvault Systems, Inc.	825,468	0.1
12,748		Comtech Telecommunications Corp.	169,421	0.0
88,590	(2)	Conduent, Inc.	217,045	0.0
28,583	(2)	Cornerstone OnDemand, Inc.	907,510	0.1
16,617		CSG Systems International, Inc.	695,421	0.1
16,637		CTS Corp.	414,095	0.1
17,399	(1)	Daktronics, Inc.	85,777	0.0
37,683	(1),(2)	Diebold Nixdorf, Inc.	132,644	0.0
14,071	(2)	Digi International, Inc.	134,237	0.0
5,896	(1),(2)	Digimarc Corp.	76,943	0.0
41,713	(2)	Digital Turbine, Inc.	179,783	0.0
20,644	(2)	Diodes, Inc.	838,869	0.1
8,790	(2)	Domo, Inc.	87,373	0.0
10,649	(2)	DSP Group, Inc.	142,697	0.0
12,262	(1)	Ebix, Inc.	186,137	0.0
10,730	(2)	eGain Corp.	78,651	0.0
36,970	(2)	Endurance International Group Holdings, Inc.	71,352	0.0
45,702	(1),(2)	Enphase Energy, Inc.	1,475,718	0.2
24,048	(2)	Envestnet, Inc.	1,293,301	0.2
6,745	(2)	ePlus, Inc.	422,372	0.1
16,550	(1),(2)	Everbridge, Inc.	1,760,258	0.2
30,458		EVERTEC, Inc.	692,310	0.1
18,762	(2)	Evo Payments, Inc.	287,059	0.0
19,077	(2)	Exela Technologies, Inc.	3,911	0.0
16,781	(2)	ExlService Holdings, Inc.	873,115	0.1
58,036	(2)	Extreme Networks, Inc.	179,331	0.0
18,094	(2)	Fabrinet	987,209	0.1
8,834	(1),(2)	Faro Technologies, Inc.	393,113	0.1
114,026	(2)	Fitbit, Inc.	759,413	0.1
29,849	(2)	Five9, Inc.	2,282,255	0.3
21,062	(2)	ForeScout Technologies, Inc.	665,349	0.1
37,177	(2)	Formfactor, Inc.	746,886	0.1
9,107	(2)	GSI Technology, Inc.	63,385	0.0
16,535	(1),(2)	GTT Communications, Inc.	131,453	0.0
19,617	(2)	GTY Technology Holdings, Inc.	88,669	0.0
13,478		Hackett Group, Inc.	171,440	0.0
45,318	(1),(2)	Harmonic, Inc.	261,032	0.0
7,710	(1),(2)	I3 Verticals, Inc.	147,184	0.0
11,742	(2)	Ichor Holdings Ltd.	224,977	0.0
49,887	(2)	Ideanomics, Inc.	66,849	0.0
44,599	(1),(2)	II-VI, Inc.	1,271,071	0.2
15,949	(2)	Immersion Corp.	85,487	0.0
8,472	(2)	Impinj, Inc.	141,567	0.0
88,130	(1),(2)	Infinera Corp.	467,089	0.1
17,998	(2)	Information Services Group, Inc.	46,255	0.0
22,329	(2)	Inphi Corp.	1,767,787	0.2
23,263	(1),(2)	Inseego Corp.	144,928	0.0
17,362	(2)	Insight Enterprises, Inc.	731,461	0.1
3,580	(1),(2)	Intelligent Systems Corp.	121,684	0.0
15,495		InterDigital, Inc.	691,542	0.1
8,932	(2)	International Money Express, Inc.	81,549	0.0
19,834	(2)	Iteris, Inc.	63,469	0.0
17,195	(2)	Itron, Inc.	959,997	0.1
23,141	(1)	j2 Global, Inc.	1,732,104	0.2
70,594		KBR, Inc.	1,459,884	0.2
28,522		Kemet Corp.	689,092	0.1
13,111	(2)	Kimball Electronics, Inc.	143,172	0.0
40,781	(2)	Knowles Corp.	545,650	0.1
6,834	(2)	KVH Industries, Inc.	64,445	0.0
62,575	(1),(2)	Lattice Semiconductor Corp.	1,115,086	0.2
58,635	(2)	Limelight Networks, Inc.	334,219	0.1
31,170	(1),(2)	LivePerson, Inc.	709,117	0.1
33,371	(1),(2)	LiveRamp Holdings, Inc.	1,098,573	0.2
37,016	(2)	Lumentum Holdings, Inc.	2,728,079	0.4
23,162	(1),(2)	MACOM Technology Solutions Holdings, Inc.	438,457	0.1
13,480		Mantech International Corp.	979,592	0.1
31,351		MAXIMUS, Inc.	1,824,628	0.3
32,973	(2)	MaxLinear, Inc.	384,795	0.1
18,402		Methode Electronics, Inc.	486,365	0.1
4,140	(2)	MicroStrategy, Inc.	488,934	0.1
19,972	(2)	Mitek Systems, Inc.	157,379	0.0
51,851	(2)	MobileIron, Inc.	197,034	0.0
16,728	(2)	Model N, Inc.	371,529	0.1
9,614		MTS Systems Corp.	216,315	0.0
5,710	(2)	Napco Security Technologies, Inc.	86,621	0.0
19,515	(2)	NeoPhotonics Corp.	141,484	0.0
15,332	(2)	Netgear, Inc.	350,183	0.1
35,063	(1),(2)	Netscout Systems, Inc.	829,941	0.1
33,160		NIC, Inc.	762,680	0.1
16,802	(1),(2)	nLight, Inc.	176,253	0.0
16,732	(2)	Novanta, Inc.	1,336,552	0.2
2,325		NVE Corp.	120,970	0.0
17,173	(2)	OneSpan, Inc.	311,690	0.0
23,982	(2)	Onto Innovation, Inc.	711,546	0.1
8,370	(2)	OSI Systems, Inc.	576,860	0.1
6,036	(2)	PAR Technology Corp.	77,623	0.0
72,514	(2)	Pareteum Corp.	29,876	0.0
15,237	(1),(2)	Paysign, Inc.	78,623	0.0
5,931		PC Connection, Inc.	244,417	0.0
15,400	(2)	PDF Solutions, Inc.	180,488	0.0
16,458	(2)	Perficient, Inc.	445,847	0.1
69,575		Perspecta, Inc.	1,269,048	0.2
32,362	(2)	Photronics, Inc.	332,034	0.1
5,811	(1),(2)	Ping Identity Holding Corp.	116,336	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Information Technology: (continuted)
17,436	(1)	Plantronics, Inc.	$ 175,406	0.0
14,351	(2)	Plexus Corp.	782,991	0.1
13,975		Power Integrations, Inc.	1,234,412	0.2
22,308		Progress Software Corp.	713,856	0.1
16,651	(2)	PROS Holdings, Inc.	516,681	0.1
21,847	(1),(2)	Q2 Holdings, Inc.	1,290,284	0.2
5,942		QAD, Inc.	237,264	0.0
16,723	(1),(2)	Qualys, Inc.	1,454,734	0.2
55,019	(2)	Rambus, Inc.	610,711	0.1
24,533	(1),(2)	Rapid7, Inc.	1,063,015	0.2
30,972	(2)	Ribbon Communications, Inc.	93,845	0.0
12,334	(2)	Rimini Street, Inc.	50,446	0.0
9,195	(2)	Rogers Corp.	868,192	0.1
10,410	(2)	Rosetta Stone, Inc.	145,948	0.0
43,414	(1),(2)	SailPoint Technologies Holding, Inc.	660,761	0.1
33,381	(2)	Sanmina Corp.	910,634	0.1
12,848	(2)	Scansource, Inc.	274,819	0.0
28,655		Science Applications International Corp.	2,138,523	0.3
4,439	(1),(2)	SecureWorks Corp.	51,093	0.0
32,446	(2)	Semtech Corp.	1,216,725	0.2
5,916	(2)	SharpSpring, Inc.	35,851	0.0
4,104	(2)	ShotSpotter, Inc.	112,778	0.0
21,189	(2)	Silicon Laboratories, Inc.	1,809,752	0.2
2,418	(2)	SiTime Corp.	52,640	0.0
7,196	(1),(2)	SMART Global Holdings, Inc.	174,863	0.0
3,671	(2)	Sprout Social, Inc.	58,589	0.0
17,462	(2)	SPS Commerce, Inc.	812,158	0.1
9,877	(2)	Startek, Inc.	37,138	0.0
26,064	(1),(2)	Stratasys Ltd.	415,721	0.1
35,967	(1),(2)	SunPower Corp.	182,353	0.0
43,328	(2)	SVMK, Inc.	585,361	0.1
19,481	(2)	SYKES Enterprises, Inc.	528,325	0.1
17,019	(1),(2)	Synaptics, Inc.	984,890	0.1
20,851	(1),(2)	Synchronoss Technologies, Inc.	63,596	0.0
17,530	(2)	Tech Data Corp.	2,293,800	0.3
24,173	(2)	Telaria, Inc.	145,038	0.0
18,209	(2)	TeleNav, Inc.	78,663	0.0
18,961	(2)	Tenable Holdings, Inc.	414,487	0.1
61,127		TiVo Corp.	432,779	0.1
8,131		TTEC Holdings, Inc.	298,570	0.0
49,621	(2)	TTM Technologies, Inc.	513,081	0.1
4,921	(1),(2)	Tucows, Inc.	237,487	0.0
20,111	(2)	Ultra Clean Holdings, Inc.	277,532	0.0
26,063	(2)	Unisys Corp.	321,878	0.1
11,671	(2)	Upland Software, Inc.	313,016	0.0
14,942	(1),(2)	Varonis Systems, Inc.	951,357	0.1
24,825	(2)	Veeco Instruments, Inc.	237,575	0.0
32,940	(2)	Verint Systems, Inc.	1,416,420	0.2
60,539	(1),(2)	Verra Mobility Corp.	432,248	0.1
114,620	(2)	Viavi Solutions, Inc.	1,284,890	0.2
31,050	(1),(2)	VirnetX Holding Corp.	169,843	0.0
14,454	(2)	Virtusa Corp.	410,494	0.1
65,984	(1)	Vishay Intertechnology, Inc.	950,829	0.1
5,205	(2)	Vishay Precision Group, Inc.	104,516	0.0
18,377	(2)	Workiva, Inc.	594,128	0.1
24,931	(1)	Xperi Corp.	346,790	0.1
46,796	(2)	Yext, Inc.	476,851	0.1
28,242	(1),(2)	Zix Corp.	121,723	0.0
43,890	(1),(2)	Zuora, Inc.	353,315	0.1
			109,427,692	14.6

		Materials: 3.3%
8,591	(1)	Advanced Emissions Solutions, Inc.	56,443	0.0
14,555	(2)	AdvanSix, Inc.	138,855	0.0
62,843	(1),(2)	Allegheny Technologies, Inc.	534,166	0.1
15,474		American Vanguard Corp.	223,754	0.0
27,730	(1),(2)	Amyris, Inc.	70,989	0.0
15,854		Balchem Corp.	1,565,107	0.2
19,586		Boise Cascade Co.	465,755	0.1
23,416		Carpenter Technology Corp.	456,612	0.1
25,891	(2)	Century Aluminum Co.	93,725	0.0
3,731		Chase Corp.	307,024	0.1
8,434	(2)	Clearwater Paper Corp.	183,946	0.0
195,981	(1)	Cleveland-Cliffs, Inc.	774,124	0.1
119,226	(2)	Coeur Mining, Inc.	382,715	0.1
58,628		Commercial Metals Co.	925,736	0.1
17,062	(1)	Compass Minerals International, Inc.	656,375	0.1
9,515	(2)	Contura Energy, Inc.	22,360	0.0
41,295	(2)	Ferro Corp.	386,521	0.1
30,512	(2),(3),(4)	Ferroglobe PLC	–	–
28,129	(2)	Flotek Industries, Inc.	25,035	0.0
9,315	(2)	Forterra, Inc.	55,704	0.0
13,799		FutureFuel Corp.	155,515	0.0
27,086	(2)	GCP Applied Technologies, Inc.	482,131	0.1
31,499		Gold Resource Corp.	86,622	0.0
12,770		Greif, Inc. - Class A	397,019	0.1
3,542		Greif, Inc. - Class B	141,893	0.0
5,167		Hawkins, Inc.	183,945	0.0
6,184		Haynes International, Inc.	127,452	0.0
24,997	(1)	HB Fuller Co.	698,166	0.1
251,396		Hecla Mining Co.	457,541	0.1
20,745	(2)	Ingevity Corp.	730,224	0.1
12,040		Innospec, Inc.	836,660	0.1
46,946	(2)	Intrepid Potash, Inc.	37,557	0.0
7,934		Kaiser Aluminum Corp.	549,668	0.1
9,512	(2)	Koppers Holdings, Inc.	117,663	0.0
15,870	(2)	Kraton Corp.	128,547	0.0
11,614	(1)	Kronos Worldwide, Inc.	98,022	0.0
73,154	(1),(2)	Livent Corp.	384,059	0.1
56,140		Louisiana-Pacific Corp.	964,485	0.1
11,577	(2)	LSB Industries, Inc.	24,312	0.0
35,992	(2)	Marrone Bio Innovations, Inc.	29,402	0.0
10,376		Materion Corp.	363,264	0.1
17,077		Minerals Technologies, Inc.	619,212	0.1
18,421		Myers Industries, Inc.	198,026	0.0
8,473		Neenah, Inc.	365,440	0.1
115,608	(2)	Novagold Resources, Inc.	853,187	0.1
4,209		Olympic Steel, Inc.	43,563	0.0
22,270	(2)	Omnova Solutions, Inc.	225,818	0.0
30,872		Orion Engineered Carbons SA	230,305	0.0
22,694		PH Glatfelter Co.	277,321	0.0
45,196		PolyOne Corp.	857,368	0.1
19,726	(2)	PQ Group Holdings, Inc.	215,013	0.0
6,480	(1)	Quaker Chemical Corp.	818,294	0.1
20,233		Rayonier Advanced Materials, Inc.	21,447	0.0
8,641	(2)	Ryerson Holding Corp.	45,970	0.0
12,726		Schnitzer Steel Industries, Inc.	165,947	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Materials: (continued)
15,692		Schweitzer-Mauduit International, Inc.	$ 436,551	0.1
20,944	(1)	Sensient Technologies Corp.	911,273	0.1
10,144		Stepan Co.	897,338	0.1
56,534	(2)	Summit Materials, Inc.	848,010	0.1
34,878		SunCoke Energy, Inc.	134,280	0.0
3,838	(2)	Synalloy Corp.	33,506	0.0
21,089	(2)	TimkenSteel Corp.	68,117	0.0
11,010	(2)	Trecora Resources	65,510	0.0
13,575		Tredegar Corp.	212,177	0.0
19,581		Trinseo SA	354,612	0.1
46,758		Tronox Holdings PLC	232,855	0.0
3,424	(2)	UFP Technologies, Inc.	130,420	0.0
922		United States Lime & Minerals, Inc.	68,090	0.0
7,907	(2)	US Concrete, Inc.	143,433	0.0
14,986		Valhi, Inc.	15,436	0.0
17,819	(2)	Verso Corp.	200,998	0.0
26,264		Warrior Met Coal, Inc.	278,924	0.1
19,660		Worthington Industries, Inc.	516,075	0.1
			24,803,609	3.3

		Real Estate: 7.3%
41,131	(1)	Acadia Realty Trust	509,613	0.1
20,455		Agree Realty Corp.	1,266,164	0.2
34,326		Alexander & Baldwin, Inc.	385,138	0.1
1,172		Alexander's, Inc.	323,413	0.1
3,419	(2)	Altisource Portfolio Solutions SA	26,224	0.0
23,913		American Assets Trust, Inc.	597,825	0.1
53,141	(1)	American Finance Trust, Inc.	332,131	0.1
28,166		Armada Hoffler Properties, Inc.	301,376	0.0
45,452		Ashford Hospitality Trust, Inc.	33,598	0.0
13,709		Bluerock Residential Growth REIT, Inc.	76,359	0.0
16,852		Braemar Hotels & Resorts, Inc.	28,648	0.0
5,596		BRT Apartments Corp.	57,359	0.0
46,941		CareTrust REIT, Inc.	694,257	0.1
26,167		CatchMark Timber Trust, Inc.	188,926	0.0
91,042		CBL & Associates Properties, Inc.	18,218	0.0
48,606		Cedar Realty Trust, Inc.	45,354	0.0
23,615		Chatham Lodging Trust	140,273	0.0
3,513		CIM Commercial Trust Corp.	38,959	0.0
24,996		City Office REIT, Inc.	180,721	0.0
8,785		Clipper Realty, Inc.	45,506	0.0
10,345		Community Healthcare Trust, Inc.	396,007	0.1
2,760		Consolidated-Tomoka Land Co.	125,111	0.0
58,871		CoreCivic, Inc.	657,589	0.1
7,102		CorEnergy Infrastructure Trust, Inc.	130,535	0.0
20,922		CorePoint Lodging, Inc.	82,014	0.0
53,676	(2)	Cushman & Wakefield PLC	630,156	0.1
100,079		DiamondRock Hospitality Co.	508,401	0.1
118,371		Diversified Healthcare Trust	429,687	0.1
38,140	(1)	Easterly Government Properties, Inc.	939,770	0.1
18,965		EastGroup Properties, Inc.	1,981,463	0.3
44,149		Essential Properties Realty Trust, Inc.	576,586	0.1
10,763	(2)	eXp World Holdings, Inc.	91,055	0.0
17,016		Farmland Partners, Inc.	103,287	0.0
63,916		First Industrial Realty Trust, Inc.	2,123,929	0.3
7,913	(2)	Forestar Group, Inc.	81,900	0.0
34,284		Four Corners Property Trust, Inc.	641,454	0.1
53,563	(1)	Franklin Street Properties Corp.	306,916	0.0
25,056		Front Yard Residential Corp.	299,419	0.0
3,924	(2)	FRP Holdings, Inc.	168,732	0.0
58,832		Geo Group, Inc./The	715,397	0.1
18,240		Getty Realty Corp.	433,018	0.1
17,632		Gladstone Commercial Corp.	253,196	0.0
8,266		Gladstone Land Corp.	97,952	0.0
16,717		Global Medical REIT, Inc.	169,176	0.0
41,278		Global Net Lease, Inc.	551,887	0.1
31,353	(1)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	639,915	0.1
64,836		Healthcare Realty Trust, Inc.	1,810,869	0.2
18,441	(1)	Hersha Hospitality Trust	66,019	0.0
46,868	(1)	Independence Realty Trust, Inc.	419,000	0.1
32,804		Industrial Logistics Properties Trust	575,382	0.1
7,900	(1)	Innovative Industrial Properties, Inc.	599,847	0.1
6,022	(1)	Investors Real Estate Trust	331,210	0.1
32,452	(1)	iStar, Inc.	344,316	0.1
12,141		Jernigan Capital, Inc.	133,065	0.0
60,533	(1)	Kennedy-Wilson Holdings, Inc.	812,353	0.1
41,394		Kite Realty Group Trust	392,001	0.1
115,292		Lexington Realty Trust	1,144,850	0.2
19,751	(1)	LTC Properties, Inc.	610,306	0.1
43,351		Mack-Cali Realty Corp.	660,236	0.1
11,713	(2)	Marcus & Millichap, Inc.	317,422	0.1
3,264	(2)	Maui Land & Pineapple Co., Inc.	35,676	0.0
45,196		Monmouth Real Estate Investment Corp.	544,612	0.1
21,074		National Health Investors, Inc.	1,043,584	0.1
29,040		National Storage Affiliates Trust	859,584	0.1
41,695		New Senior Investment Group, Inc.	106,739	0.0
73,279		Newmark Group, Inc.	311,436	0.0
10,555		NexPoint Residential Trust, Inc.	266,092	0.0
23,504	(1)	Office Properties Income Trust	640,484	0.1
9,785		One Liberty Properties, Inc.	136,305	0.0
65,441	(1)	Pebblebrook Hotel Trust	712,652	0.1
35,435	(1)	Pennsylvania Real Estate Investment Trust	32,303	0.0
93,824		Physicians Realty Trust	1,307,907	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Real Estate: (continued)
61,612		Piedmont Office Realty Trust, Inc.	$ 1,088,068	0.2
33,096		PotlatchDeltic Corp.	1,038,883	0.1
22,361		Preferred Apartment Communities, Inc.	160,552	0.0
10,155		PS Business Parks, Inc.	1,376,206	0.2
27,699	(1)	QTS Realty Trust, Inc.	1,606,819	0.2
5,586	(2)	Rafael Holdings, Inc.	71,557	0.0
9,144	(1)	RE/MAX Holdings, Inc.	200,436	0.0
59,354	(1)	Realogy Holdings Corp.	178,656	0.0
44,406	(1),(2)	Redfin Corp.	684,741	0.1
56,216		Retail Opportunity Investments Corp.	466,031	0.1
6,685		Retail Value, Inc.	81,891	0.0
56,038		Rexford Industrial Realty, Inc.	2,298,118	0.3
84,864		RLJ Lodging Trust	655,150	0.1
8,088		RMR Group, Inc.	218,133	0.0
41,040		RPT Realty	247,471	0.0
23,665		Ryman Hospitality Properties	848,390	0.1
96,958		Sabra Healthcare REIT, Inc.	1,058,781	0.1
6,380	(1)	Safehold, Inc.	403,407	0.1
6,297		Saul Centers, Inc.	206,164	0.0
17,822	(1)	Seritage Growth Properties	162,358	0.0
18,055	(1),(2)	St. Joe Co.	302,963	0.0
68,920		STAG Industrial, Inc.	1,552,078	0.2
3,267	(2)	Stratus Properties, Inc.	57,793	0.0
54,328		Summit Hotel Properties, Inc.	229,264	0.0
111,499	(1)	Sunstone Hotel Investors, Inc.	971,156	0.1
46,402	(1)	Tanger Factory Outlet Centers, Inc.	232,010	0.0
11,609	(2)	Tejon Ranch Co.	163,223	0.0
32,914		Terreno Realty Corp.	1,703,300	0.2
18,693		UMH Properties, Inc.	203,006	0.0
93,380	(1)	Uniti Group, Inc.	563,081	0.1
6,558		Universal Health Realty Income Trust	661,112	0.1
57,425		Urban Edge Properties	505,914	0.1
16,859		Urstadt Biddle Properties, Inc.	237,712	0.0
91,661	(1)	Washington Prime Group, Inc.	73,796	0.0
39,407	(1)	Washington Real Estate Investment Trust	940,645	0.1
21,649		Whitestone REIT	134,224	0.0
55,955		Xenia Hotels & Resorts, Inc.	576,337	0.1
			54,798,290	7.3

		Utilities: 4.3%
25,828		ALLETE, Inc.	1,567,243	0.2
18,377		American States Water Co.	1,502,136	0.2
4,553		Artesian Resources Corp.	170,191	0.0
55,844	(2)	Atlantic Power Corp.	119,506	0.0
32,751		Avista Corp.	1,391,590	0.2
30,610		Black Hills Corp.	1,959,958	0.3
7,966	(2)	Cadiz, Inc.	92,963	0.0
23,898		California Water Service Group	1,202,547	0.2
8,089		Chesapeake Utilities Corp.	693,308	0.1
24,279		Clearway Energy, Inc.-Class A	416,870	0.1
32,044		Clearway Energy, Inc.-Class C	602,427	0.1
6,775		Consolidated Water Co., Ltd.	111,110	0.0
20,158		El Paso Electric Co.	1,369,938	0.2
7,536	(1)	Genie Energy Ltd.	54,109	0.0
5,476		Global Water Resources, Inc.	55,800	0.0
17,310		MGE Energy, Inc.	1,133,286	0.1
8,457		Middlesex Water Co.	508,435	0.1
45,190	(1)	New Jersey Resources Corp.	1,535,104	0.2
14,765	(1)	Northwest Natural Holding Co.	911,739	0.1
25,548		NorthWestern Corp.	1,528,537	0.2
26,196		ONE Gas, Inc.	2,190,510	0.3
19,828		Ormat Technologies, Inc.	1,341,563	0.2
19,533		Otter Tail Corp.	868,437	0.1
39,662	(1)	PNM Resources, Inc.	1,507,156	0.2
44,883		Portland General Electric Co.	2,151,691	0.3
9,895	(2)	Purecycle Corp.	110,329	0.0
4,100		RGC Resources, Inc.	118,613	0.0
12,854		SJW Group	742,576	0.1
45,442	(1)	South Jersey Industries, Inc.	1,136,050	0.2
26,798		Southwest Gas Holdings, Inc.	1,864,069	0.2
5,844		Spark Energy, Inc.	36,642	0.0
24,623		Spire, Inc.	1,833,921	0.2
15,158	(2)	Sunnova Energy International, Inc.	152,641	0.0
38,936		TerraForm Power, Inc.	614,021	0.1
7,901		Unitil Corp.	413,380	0.1
7,222		York Water Co.	313,868	0.0
		32,322,264		4.3

	Total Common Stock
	(Cost $744,479,500)		724,101,560	96.6

RIGHTS: 0.0%
		Communication Services: –%
46,399	(2),(3),(4)	Media General, Inc. - CVR	–	–

		Consumer, Non-cyclical: –%
390	(2),(3),(4)	GTX, Inc. - CVR	–	–

		Materials: 0.0%
11,546	(2),(3),(4)	A Schulman, Inc. - CVR	23,092	0.0

	Total Rights
	(Cost $6,838)		23,092	0.0

OTHER(5): –%
		: –%
11,689	(3),(4)	Calamos Asset Management, Inc.	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $744,486,338)		724,124,652	96.6

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 21.0%
		Commercial Paper: 1.2%
2,225,000	(6)	DBS Bank Ltd., 1.700%, 04/03/2020	$ 2,224,944	0.3
2,275,000	(6)	Exxon Mobil Corp., 1.600%, 06/03/2020	2,266,437	0.3
2,275,000	(6)	Federal Republic of Germany, 1.620%, 05/21/2020	2,271,776	0.3
2,250,000	(6)	Pfizer Inc., 1.630%, 06/15/2020	2,241,497	0.3

	Total Commercial Paper
	(Cost $9,004,654)		9,004,654	1.2

		Floating Rate Notes: 9.7%
1,900,000	(6)	Australia & New Zealand Banking Group Ltd., 0.950%, 05/20/2020	1,900,350	0.3
375,000	(6)	Australia & New Zealand Banking Group Ltd., 0.990%, 08/28/2020	374,545	0.0
1,825,000	(6)	Australia & New Zealand Banking Group Ltd., 1.220%, 04/09/2020	1,825,286	0.2
1,850,000	(6)	Bank of America Corp., 1.200%, 05/07/2020	1,848,851	0.2
1,900,000	(6)	Bank of Montreal, 0.210%, 07/13/2020	1,893,948	0.3
1,075,000	(6)	Bank of Montreal, 0.980%, 08/26/2020	1,075,010	0.1
2,100,000	(6)	Bank of Nova Scotia, 0.830%, 08/20/2020	2,098,726	0.3
950,000	(6)	Bank of Nova Scotia, 0.990%, 06/19/2020	949,794	0.1
1,750,000	(6)	Bedford Row Funding, 0.830%, 05/18/2020	1,750,314	0.2
625,000	(6)	BNP Paribas, 0.910%, 05/14/2020	624,860	0.1
2,000,000	(6)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	1,989,495	0.3
2,175,000	(6)	Commonwealth Bank of Australia, 1.200%, 07/06/2020	2,173,524	0.3
1,700,000	(6)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	1,700,426	0.2
1,900,000	(6)	Crédit Agricole Group, 0.190%, 06/12/2020	1,895,815	0.3
1,750,000	(6)	Crédit Industriel et Commercial, 1.250%, 04/09/2020	1,750,283	0.2
1,700,000	(6)	Credit Suisse Group AG, 0.150%, 08/14/2020	1,692,738	0.2
1,775,000	(6)	Credit Suisse Group AG, 0.360%, 04/17/2020	1,774,935	0.2
725,000	(6)	HSBC Bank PLC, 1.520%, 06/03/2020	724,449	0.1
2,075,000	(6)	J.P. Morgan Securities LLC, 1.190%, 07/08/2020	2,073,940	0.3
2,250,000	(6)	JPMorgan Chase & Co., 1.740%, 08/07/2020	2,246,190	0.3
400,000	(6)	Lloyds Bank PLC, 0.110%, 08/24/2020	398,875	0.1
775,000	(6)	Lloyds Bank PLC, 0.110%, 08/25/2020	772,802	0.1
2,100,000	(6)	Lloyds Bank PLC, 0.220%, 09/08/2020	2,094,407	0.3
950,000	(6)	Lloyds Bank PLC, 1.080%, 07/31/2020	949,454	0.1
1,125,000	(6)	Mitsubishi UFJ Financial Group, Inc., 0.750%, 06/16/2020	1,124,541	0.2
950,000	(6)	Mitsubishi UFJ Financial Group, Inc., 0.970%, 06/24/2020	950,012	0.1
2,125,000	(6)	Mizuho Financial Group Inc., 0.970%, 07/14/2020	2,123,624	0.3
775,000	(6)	Mizuho Financial Group Inc., 1.140%, 05/22/2020	775,239	0.1
700,000	(6)	Mizuho Financial Group Inc., 1.140%, 05/26/2020	700,202	0.1
1,000,000	(6)	Mizuho Financial Group Inc., 1.640%, 05/05/2020	1,000,472	0.1
1,925,000	(6)	National Bank of Canada, 1.840%, 05/01/2020	1,924,342	0.3
2,300,000	(6)	National Bank of Canada, 1.840%, 07/16/2020	2,296,362	0.3
950,000	(6)	Oversea-Chinese Banking Corp., Ltd., 0.820%, 07/15/2020	949,286	0.1
1,775,000	(6)	Royal Bank of Canada, 0.960%, 07/17/2020	1,773,483	0.2
650,000	(6)	Royal Bank Of Canada, 0.410%, 04/29/2020	649,576	0.1
1,025,000	(6)	Skandinaviska Enskilda Banken AB, 1.150%, 05/26/2020	1,025,282	0.1
1,925,000	(6)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	1,924,076	0.3
2,125,000	(6)	Societe Generale, 0.290%, 09/04/2020	2,116,261	0.3
700,000	(6)	Starbird Funding Corp., 1.220%, 04/24/2020	700,233	0.1
625,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 0.660%, 06/18/2020	624,540	0.1
425,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 0.760%, 06/15/2020	424,758	0.1
650,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 0.870%, 05/11/2020	650,146	0.1
1,850,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 1.190%, 04/24/2020	1,850,569	0.2
1,050,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 1.280%, 05/07/2020	1,050,458	0.1
2,100,000	(6)	Svenska Handelsbanken AB, 1.160%, 07/07/2020	2,099,108	0.3
1,850,000	(6)	The Norinchukin Bank, 1.200%, 04/24/2020	1,850,211	0.2
1,200,000	(6)	The Sumitomo Mitsui Financial Group, 0.900%, 05/11/2020	1,200,310	0.2
950,000	(6)	The Sumitomo Mitsui Financial Group, 1.020%, 08/25/2020	948,952	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)

		Floating Rate Notes: (continued)
1,000,000	(6)	The Sumitomo Mitsui Financial Group, 1.040%, 05/12/2020	$ 1,000,549	0.1
1,275,000	(6)	The Sumitomo Mitsui Financial Group, 1.270%, 05/06/2020	1,275,530	0.2
1,200,000	(6)	Toronto-Dominion Bank, 1.140%, 04/30/2020	1,200,278	0.2
1,125,000	(6)	Toyota Motor Corp., 1.680%, 04/17/2020	1,124,515	0.2
625,000	(6)	Westpac Banking Corp, 1.520%, 06/03/2020	624,525	0.1

	Total Floating Rate Notes
	(Cost $72,536,457)		72,536,457	9.7

		Repurchase Agreements: 5.2%
3,805,440	(6)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $3,805,474, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $3,995,721, due 06/15/20-03/15/39)	3,805,440	0.5
4,197,875	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $4,197,877, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $4,281,832, due 05/01/20-02/20/70)	4,197,875	0.6
1,807,503	(6)	CF Secured LLC, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,807,504, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,843,655, due 12/15/21-11/20/66)	1,807,503	0.2
1,400,740	(6)	Citadel Securities LLC, Repurchase Agreement dated 03/31/20, 0.09%, due 04/01/20 (Repurchase Amount $1,400,743, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $1,428,758, due 04/07/20-02/15/50)	1,400,740	0.2
8,927,765	(6)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $8,927,767, collateralized by various U.S. Government Agency Obligations, 0.150%-8.500%, Market Value plus accrued interest $9,106,320, due 04/15/21-09/20/69)	8,927,765	1.2
1,506,152	(6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,506,153, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,536,275, due 04/02/20-03/01/50)	1,506,152	0.2
6,500,000	(6)	MUFG Securities America Inc., Repurchase Agreement dated 03/03/20, 0.35%, due 05/05/20 (Repurchase Amount $6,503,927, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $6,824,996, due 10/15/20-09/09/49)	6,500,000	0.9
1,678,221	(6)	Royal Bank of Canada, Repurchase Agreement dated 03/31/20, 0.38%, due 04/01/20 (Repurchase Amount $1,678,238, collateralized by various U.S. Government Securities, 1.493%-10.200%, Market Value plus accrued interest $1,751,289, due 04/17/20-03/15/40)	1,678,221	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)

		Repurchase Agreements: (continued)
8,784,877	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $8,784,916, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,982,018, due 04/01/20-09/09/49)	$ 8,784,877	1.2

	Total Repurchase Agreements
	(Cost $38,608,573)		38,608,573	5.2

		Certificates of Deposit: 1.0%
1,175,000	(6)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.640%, 05/12/2020	1,175,583	0.2
850,000	(6)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.710%, 04/24/2020	850,431	0.1
950,000	(6)	Group BPCE, 1.790%, 04/13/2020	950,208	0.1
2,325,000	(6)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	2,326,244	0.3
1,700,000	(6)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	1,700,898	0.2
775,000	(6)	The Norinchukin Bank, 1.650%, 06/18/2020	775,773	0.1

	Total Certificates of Deposit
	(Cost $7,779,137)		7,779,137	1.0

Shares			Value	Percentage of Net Assets
		Mutual Funds(6): 3.9%
3,588,000	(6),(7)	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.380%	3,588,000	0.5
3,850,000	(6),(7)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	3,850,000	0.5
21,799,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%	21,799,000	2.9
	Total Mutual Funds
	(Cost $29,237,000)		29,237,000	3.9

	Total Short-Term Investments
	(Cost $157,165,821)		157,165,821	21.0

	Total Investments in Securities (Cost $901,652,159)		$ 881,290,473	117.6
	Liabilities in Excess of Other Assets		(131,841,944)	(17.6)
	Net Assets		$ 749,448,529	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2020, the Portfolio held restricted securities with a fair value of $23,092 or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2020.

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$16,283,729	$–	$–	$16,283,729
Consumer Discretionary	63,278,331	–	–	63,278,331
Consumer Staples	24,658,140	–	–	24,658,140
Energy	12,438,461	–	–	12,438,461
Financials	121,459,812	–	–	121,459,812
Health Care	154,301,932	–	–	154,301,932
Industrials	110,329,300	–	–	110,329,300
Information Technology	109,427,692	–	–	109,427,692
Materials	24,803,609	–	–	24,803,609
Real Estate	54,798,290	–	–	54,798,290
Utilities	32,322,264	–	–	32,322,264
Total Common Stock	724,101,560	–	–	724,101,560
Rights	–	–	23,092	23,092
Other	–	–	–	–
Short-Term Investments	–	157,165,821	–	157,165,821
Total Investments, at fair value	$724,101,560	$157,165,821	$23,092	$881,290,473
Other Financial Instruments+
Futures	681,363	–	–	681,363
Total Assets	$724,782,923	$157,165,821	$23,092	$881,971,836

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2020, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
A Schulman, Inc. - CVR	8/22/2018	$6,039	$23,092
Calamos Asset Management, Inc.	1/30/2020	–	–
Ferroglobe PLC	6/26/2018	–	–
GTX, Inc. - CVR	6/10/2019	799	–
Media General, Inc. - CVR	1/18/2017	–	–
		$6,838	$23,092

At March 31, 2020, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	390	06/19/20	$ 22,378,200	$ 681,363
			$ 22,378,200	$ 681,363

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $909,467,209.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 175,332,948
Gross Unrealized Depreciation	(202,828,036)

Net Unrealized Depreciation	$ (27,495,088)